As filed with the Securities and Exchange Commission on January __, 2000
                                                     Registration No. 333-______
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                            -------------------------

                 [ ] Pre-Effective Amendment No.

                 [ ] Post-Effective Amendment No.

                            -------------------------

                           COUNTRYWIDE STRATEGIC TRUST
               [Exact Name of Registrant as specified in Charter]

                                 (513-629-2000)
                        [Area Code and Telephone Number]

                          312 WALNUT STREET, 21ST FLOOR
                             CINCINNATI, OHIO 45202
                    [Address of principal executive offices]

                              TINA D. HOSKING, ESQ.
                          COUNTRYWIDE INVESTMENTS, INC.
                          312 WALNUT STREET, 21ST FLOOR
                             CINCINNATI, OHIO 45202
                     [Name and address of agent for service]

                            -------------------------

                                    Copy to:

                            Karen M. McLaughlin, Esq.
                               Frost & Jacobs LLP
                                 2500 PNC CENTER
                              201 EAST FIFTH STREET
                             CINCINNATI, OHIO 45202

                            -------------------------

Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

                            -------------------------

Title of securities being registered: Shares of beneficial interest of Emerging Growth Fund, International Equity Fund and Value Plus Fund, each a series of the Registrant.

Calculation of Registration Fee: The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable with this Registration Statement on Form N-14. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement contains the following pages and documents:

          Facing Page

          Contents of Registration Statement

          Cross Reference Sheet

          Notice of Special Meeting

          Proxy Cards

          Part A--Proxy Statement /Prospectus

          Part B--Statement of Additional Information

          Part C--Other Information

          Signature Page

          Exhibits

                           COUNTRYWIDE STRATEGIC TRUST

                         FORM N-14 CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) Under the Securities Act of 1933

          Part A Item No. and Caption                      Proxy Statement/Prospectus Caption
          ---------------------------                      ----------------------------------
Item 1.   Beginning of Registration Statement and          Cross Reference Sheet; Front Cover
          Outside Front Cover of Page or Prospectus

Item 2.   Beginning and Outside Back Cover Page of         Back Cover
          Prospectus

Item 3.   Fee Table, Synopsis and Risk Factors             Expense Information; Introduction;
                                                           Consolidation of Touchstone and Countrywide
                                                           Complexes; Summary

Item 4.   Information About the Transaction                The Proposed Reorganization; Description of
                                                           Shares of New Funds; Tax Considerations;
                                                           Comparison of Shareholder Rights;
                                                           Capitalization; Appendix A

Item 5.   Information About the Registrant                 Prospectus of Countrywide Strategic Trust
                                                           (Equity Fund and Utility Fund) dated August 1,
                                                           1999; Expense Information; Summary; Annual
                                                           Report of Countrywide Strategic
                                                           Trust--March 31, 1999; Description of Shares of
                                                           New Funds; Additional Information

Item 6.   Information About the Company Being Acquired     Prospectus of Touchstone Series Trust
                                                           (Touchstone Family of Funds) dated May 1,
                                                           1999; Expense Information; Summary; Annual
                                                           Report of Touchstone Series Trust--December 31,
                                                           1999; Additional Information

Item 7.   Voting Information                               Voting Information

Item 8.   Interest of Certain Persons                      Not Applicable

Item 9.   Additional Infomration Required For Reoffering   Not Applicable
          by Persons Deemed to be Underwriters


          Part B Item No. and Caption                      Statement of Addition Information Caption
          ---------------------------                      -----------------------------------------
Item 10.  Cover Page                                       Cover Page

Item 11.  Table of Contents                                Cover Page


Item 12.  Additional Information About the Registrant      Cover Page; Statement of Additional
                                                           Information of Countrywide Strategic Trust
                                                           dated August 1, 1999

Item 13.  Additional Information About the Company Being   Not Applicable
          Acquired

Item 14.  Financial Statements                             Annual Report of Countrywide Strategic
                                                           Trust--March 31, 1999; Semi-Annual Report of
                                                           Countrywide Strategic Trust--September 30,
                                                           1999; Annual Report of Touchstone Series
                                                           Trust--December 31, 1999; Pro forma Financial
                                                           Statements


          Part C Item No. and Caption                      Other Information Caption
          ---------------------------                      -------------------------

Item 15.  Indemnification                                  Indemnification

Item 16.  Exhibits                                         Exhibits

Item 17.  Undertakings                                     Undertakings

                             TOUCHSTONE SERIES TRUST

                         Touchstone Emerging Growth Fund
                      Touchstone International Equity Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund

                                 311 Pike Street
                               Cincinnati OH 45202
                                  800-669-2796

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     We are sending you this notice about a special meeting of shareholders of each of the following Touchstone Funds:

     Touchstone Emerging Growth Fund
     Touchstone International Equity Fund
     Touchstone Value Plus Fund
     Touchstone Growth & Income Fund

Each fund is a series of Touchstone Series Trust, a Massachusetts business trust.

     The special meeting will be held on April _____, 2000, at 10:00 a.m., Eastern Time, at 311 Pike Street, Cincinnati, OH 45202. At the meeting, shareholders will be asked to consider and vote upon the following proposals:

     SHAREHOLDERS OF TOUCHSTONE EMERGING GROWTH FUND

     To approve an Agreement and Plan of Reorganization and the transactions contemplated by the reorganization plan, including (1) the transfer of substantially all of the assets and liabilities of Touchstone Emerging Growth Fund to a new series of Countrywide Strategic Trust in exchange for shares of the new series and (2) the distribution of these shares to the shareholders of Touchstone Emerging Growth Fund.

     SHAREHOLDERS OF TOUCHSTONE INTERNATIONAL EQUITY FUND

     To approve an Agreement and Plan of Reorganization and the transactions contemplated by the reorganization plan, including (1) the transfer of substantially all of the assets and liabilities of Touchstone International Equity Fund to a new series of Countrywide Strategic Trust in exchange for shares of the new series and (2) the distribution of these shares to the shareholders of Touchstone International Equity Fund.

                                                          Continued on next page

Continuation Notice

     SHAREHOLDERS OF TOUCHSTONE VALUE PLUS FUND

     To approve an Agreement and Plan of Reorganization and the transactions contemplated by the reorganization plan, including (1) the transfer of substantially all of the assets and liabilities of Touchstone Value Plus Fund to a new series of Countrywide Strategic Trust in exchange for shares of the new series and (2) the distribution of these shares to the shareholders of Touchstone Value Plus Fund.

     SHAREHOLDERS OF TOUCHSTONE GROWTH & INCOME FUND

     To approve an Agreement and Plan of Reorganization and the transactions contemplated by the reorganization plan, including (1) the transfer of substantially all of the assets and liabilities of Touchstone Growth & Income Fund to a new series of Countrywide Strategic Trust in exchange for shares of the new series and (2) the distribution of these shares to the shareholders of Touchstone Growth & Income Fund.

     It is proposed that the assets of TOUCHSTONE VALUE PLUS FUND and the assets of TOUCHSTONE GROWTH & INCOME FUND be transferred to the same new series of Countrywide Strategic Trust, which would effectively merge these two Touchstone Funds.

     Shareholders of record at the close of business on March _____, 2000, are entitled to notice of, and to vote at, the special meeting. You should read the accompanying Proxy Statement. PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD(S) SO THAT YOUR SHARES MAY BE VOTED IN ACCORDANCE WITH YOUR INSTRUCTIONS.


                                        By order of the Board of Trustees of
                                        Touchstone Series Trust

                                        Cynthia Surprise, Secretary

Cincinnati, Ohio
March _____, 20000

                         TOUCHSTONE EMERGING GROWTH FUND
                      (a series of Touchstone Series Trust)

     The undersigned appoints Jill T. McGruder and David E. Dennison and each of them, with full power of substitution, as attorneys and proxies of the undersigned, and does thereby request that the votes attributable to the undersigned be cast at the Meeting of the Shareholders of the Touchstone Emerging Growth Fund, a separate series of the Touchstone Series Trust, to be held at 10:00 a.m. on March ___, 2000 at the offices of the Trust, 311 Pike Street, Cincinnati, Ohio, and at any adjournment thereof.

--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BELOW, OR IF NO DIRECTION IS INDICATED, WILL BE VOTED FOR THE PROPOSAL BELOW. AS TO ANY OTHER MATTER, ALL PROXIES WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR THE PROPOSAL.

Please vote by checking your response.

1.   To approve an Agreement and Plan of       FOR        AGAINST        ABSTAIN
     Reorganization and the transactions       [ ]          [ ]            [ ]
     contemplated by the  reorganization
     plan, including (1) the transfer of
     substantially all of the assets and
     liabilities of Touchstone  Emerging
     Growth  Fund  to a  new  series  of
     Countrywide   Strategic   Trust  in
     exchange  for  shares  of  the  new
     series and (2) the  distribution of
     these shares to the shareholders of
     Touchstone Emerging Growth Fund.

2.   To transact  any other  business as       FOR        AGAINST        ABSTAIN
     may   properly   come   before  the       [ ]          [ ]            [ ]
     special meeting.

Total shares attributable to the undersigned: _________________

--------------------------------------------------------------------------------

PLEASE VOTE, DATE AND SIGN EXACTLY AS Note: The undersigned hereby YOUR NAME APPEARS BELOW, AND RETURN acknowledges receipt of the notice of THIS FORM IN THE ENCLOSED meeting and proxy statement and
SELF-ADDRESSED ENVELOPE.                   revokes  any proxy  heretofore  given
                                           with respect to the votes  covered by
                                           this proxy.

                                           Dated:  ___________________, 2000


                                           -------------------------------------
                                           Signature


                                           -------------------------------------
                                           Signature If Jointly Held

                      TOUCHSTONE INTERNATIONAL EQUITY FUND
                      (a series of Touchstone Series Trust)

     The undersigned appoints Jill T. McGruder and David E. Dennison and each of them, with full power of substitution, as attorneys and proxies of the undersigned, and does thereby request that the votes attributable to the undersigned be cast at the Meeting of the Shareholders of the Touchstone International Equity Fund, a separate series of the Touchstone Series Trust, to be held at 10:00 a.m. on March ___, 2000 at the offices of the Trust, 311 Pike Street, Cincinnati, Ohio, and at any adjournment thereof.

--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BELOW, OR IF NO DIRECTION IS INDICATED, WILL BE VOTED FOR THE PROPOSAL BELOW. AS TO ANY OTHER MATTER, ALL PROXIES WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR THE PROPOSAL.

Please vote by checking your response.

1.   To approve an Agreement and Plan of       FOR        AGAINST        ABSTAIN
     Reorganization and the transactions       [ ]          [ ]            [ ]
     contemplated by the  reorganization
     plan, including (1) the transfer of
     substantially all of the assets and
     liabilities      of      Touchstone
     International  Equity Fund to a new
     series  of  Countrywide   Strategic
     Trust in exchange for shares of the
     new series and (2) the distribution
     of these shares to the shareholders
     of Touchstone  International Equity
     Fund.

2.   To transact  any other  business as       FOR        AGAINST        ABSTAIN
     may   properly   come   before  the       [ ]          [ ]            [ ]
     special meeting.

Total shares attributable to the undersigned: _________________

--------------------------------------------------------------------------------

PLEASE VOTE, DATE AND SIGN EXACTLY AS Note: The undersigned hereby YOUR NAME APPEARS BELOW, AND RETURN acknowledges receipt of the notice of THIS FORM IN THE ENCLOSED meeting and proxy statement and
SELF-ADDRESSED ENVELOPE.                   revokes  any proxy  heretofore  given
                                           with respect to the votes  covered by
                                           this proxy.

                                           Dated:  ___________________, 2000


                                           -------------------------------------
                                           Signature


                                           -------------------------------------
                                           Signature If Jointly Held

                           TOUCHSTONE VALUE PLUS FUND
                      (a series of Touchstone Series Trust)

     The undersigned appoints Jill T. McGruder and David E. Dennison and each of them, with full power of substitution, as attorneys and proxies of the undersigned, and does thereby request that the votes attributable to the undersigned be cast at the Meeting of the Shareholders of the Touchstone Value Plus Fund, a separate series of the Touchstone Series Trust, to be held at 10:00 a.m. on March ___, 2000 at the offices of the Trust, 311 Pike Street, Cincinnati, Ohio, and at any adjournment thereof.

--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BELOW, OR IF NO DIRECTION IS INDICATED, WILL BE VOTED FOR THE PROPOSAL BELOW. AS TO ANY OTHER MATTER, ALL PROXIES WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR THE PROPOSAL.

Please vote by checking your response.

1.   To approve an Agreement and Plan of       FOR        AGAINST        ABSTAIN
     Reorganization and the transactions       [ ]          [ ]            [ ]
     contemplated by the  reorganization
     plan, including (1) the transfer of
     substantially all of the assets and
     liabilities  of  Touchstone   Value
     Plus  Fund  to  a  new   series  of
     Countrywide   Strategic   Trust  in
     exchange  for  shares  of  the  new
     series and (2) the  distribution of
     these shares to the shareholders of
     Touchstone Value Plus Fund.

2.   To transact  any other  business as       FOR        AGAINST        ABSTAIN
     may   properly   come   before  the       [ ]          [ ]            [ ]
     special meeting.

Total shares attributable to the undersigned: _________________

--------------------------------------------------------------------------------

PLEASE VOTE, DATE AND SIGN EXACTLY AS Note: The undersigned hereby YOUR NAME APPEARS BELOW, AND RETURN acknowledges receipt of the notice of THIS FORM IN THE ENCLOSED meeting and proxy statement and
SELF-ADDRESSED ENVELOPE.                   revokes  any proxy  heretofore  given
                                           with respect to the votes  covered by
                                           this proxy.

                                           Dated:  ___________________, 2000


                                           -------------------------------------
                                           Signature


                                           -------------------------------------
                                           Signature If Jointly Held

                         TOUCHSTONE GROWTH & INCOME FUND
                      (a series of Touchstone Series Trust)

     The undersigned appoints Jill T. McGruder and David E. Dennison and each of them, with full power of substitution, as attorneys and proxies of the undersigned, and does thereby request that the votes attributable to the undersigned be cast at the Meeting of the Shareholders of the Touchstone Growth & Income Fund, a separate series of the Touchstone Series Trust, to be held at 10:00 a.m. on March ___, 2000 at the offices of the Trust, 311 Pike Street, Cincinnati, Ohio, and at any adjournment thereof.

--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BELOW, OR IF NO DIRECTION IS INDICATED, WILL BE VOTED FOR THE PROPOSAL BELOW. AS TO ANY OTHER MATTER, ALL PROXIES WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR THE PROPOSAL.

Please vote by checking your response.

1.   To approve an Agreement and Plan of       FOR        AGAINST        ABSTAIN
     Reorganization and the transactions       [ ]          [ ]            [ ]
     contemplated by the  reorganization
     plan, including (1) the transfer of
     substantially all of the assets and
     liabilities of Touchstone  Growth &
     Income  Fund  to a  new  series  of
     Countrywide   Strategic   Trust  in
     exchange  for  shares  of  the  new
     series and (2) the  distribution of
     these shares to the shareholders of
     Touchstone Growth & Income Fund.

2.   To transact  any other  business as       FOR        AGAINST        ABSTAIN
     may   properly   come   before  the       [ ]          [ ]            [ ]
     special meeting.

Total shares attributable to the undersigned: _________________

--------------------------------------------------------------------------------

PLEASE VOTE, DATE AND SIGN EXACTLY AS Note: The undersigned hereby YOUR NAME APPEARS BELOW, AND RETURN acknowledges receipt of the notice of THIS FORM IN THE ENCLOSED meeting and proxy statement and
SELF-ADDRESSED ENVELOPE.                   revokes  any proxy  heretofore  given
                                           with respect to the votes  covered by
                                           this proxy.

                                           Dated:  ___________________, 2000


                                           -------------------------------------
                                           Signature


                                           -------------------------------------
                                           Signature If Jointly Held

       TOUCHSTONE SERIES TRUST                       COUNTRYWIDE STRATEGIC TRUST

   Touchstone Emerging Growth Fund                       Emerging Growth Fund
Touchstone International Equity Fund                  International Equity Fund
     Touchstone Value Plus Fund                            Value Plus Fund
   Touchstone Growth & Income Fund

           311 Pike Street                                312 Walnut Street
         Cincinnati OH 45202                             Cincinnati OH 45202
            800-669-2796                                     800-543-0407

           PROXY STATEMENT                                    PROSPECTUS

     This Proxy Statement/Prospectus contains information about a proposed reorganization that a shareholder should know before voting and a prospective investor ought to know before investing. You should read it carefully and keep it for future reference. We are sending it to shareholders of each of the following funds: Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Value Plus Fund and Touchstone Growth & Income Fund. Each Touchstone Fund is a series of Touchstone Series Trust, a Massachusetts business trust.

     The proposed reorganization includes the merger of each Touchstone Fund with a new series of Countrywide Strategic Trust, a Massachusetts business trust. If the shareholders of each Touchstone Fund approve the reorganization, we will implement the reorganization of each Touchstone Fund as described on the next page. As a result of the reorganization, the shareholders of each Touchstone Fund will become shareholders of a new series of Countrywide Strategic Trust.

     Additional information about Touchstone Series Trust and Countrywide Strategic Trust has been filed with the Securities and Exchange Commission and is available upon oral or written request and without charge. A Statement of Additional Information dated March ___, 2000, is also available upon oral or written request and without charge. It is incorporated by reference in this Proxy Statement/Prospectus. You can request these documents by contacting us at the addresses or telephone numbers listed above.

     This Proxy Statement/Prospectus is first being mailed to shareholders on or about March _____, 2000. The date of this Proxy Statement/Prospectus is March _____, 2000.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED ANY SHARES OF COUNTRYWIDE STRATEGIC TRUST OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     THE SHARES OF COUNTRYWIDE STRATEGIC TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. MUTUAL FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                          Continued on next page

Continuation of Cover Page

TOUCHSTONE EMERGING GROWTH FUND

     Touchstone Series Trust will transfer all of the assets of Touchstone Emerging Growth Fund, subject to its liabilities, to a new series of Countrywide Strategic Trust in exchange for shares of the new series ("New Emerging Growth Fund") . Class A shares of New Emerging Growth Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of Touchstone Emerging Growth Fund. Class C shares of New Emerging Growth Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of Touchstone Emerging Growth Fund. After the exchange, Touchstone Emerging Growth Fund will be dissolved. As a result of the reorganization, each shareholder of Touchstone Emerging Growth Fund will own shares of the corresponding class of New Emerging Growth Fund equal in value to the shares of Touchstone Emerging Growth Fund that he owns immediately before the reorganization.

     New Emerging Growth Fund will seek to increase the value of its shares as a primary goal and to earn income as a secondary goal. It will invest primarily in the common stocks of smaller, rapidly growing companies. Its investment goals and principal investment strategies are identical to those of Touchstone Emerging Growth Fund. The current sub-advisors of Touchstone Emerging Growth Fund will become the sub-advisors and manage the portfolio of New Emerging Growth Fund.

TOUCHSTONE INTERNATIONAL EQUITY FUND

     Touchstone Series Trust will transfer all of the assets of Touchstone International Equity Fund, subject to its liabilities, to a new series of Countrywide Strategic Trust in exchange for shares of the new series ("New International Equity Fund"). Class A shares of New International Equity Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of Touchstone International Equity Fund. Class C shares of New International Equity Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of Touchstone International Equity Fund. After the exchange, Touchstone International Equity Fund will be dissolved. As a result of the reorganization, each shareholder of Touchstone International Equity Fund will own shares of the corresponding class of New International Equity Fund equal in value to the shares of Touchstone International Equity Fund that she owns immediately before the reorganization.

     New International Equity Fund will seek to increase the value of its shares over the long-term. It will invest primarily in equity securities of foreign companies and will invest in at least 3 countries outside the United States. Its investment goal and principal investment strategies are identical to those of Touchstone International Equity Fund. The current sub-advisor of Touchstone International Equity Fund will become the sub-advisor and manage the portfolio of New International Equity Fund.

TOUCHSTONE VALUE PLUS FUND AND TOUCHSTONE GROWTH & INCOME FUND

     Touchstone Series Trust will transfer all of the assets of Touchstone Value Plus Fund and all of the assets of Touchstone Growth & Income Fund, subject to their liabilities, to a new series

                                                          Continued on next page

Continuation of Cover Page

of Countrywide Strategic Trust in exchange for shares of the new series ("New Value Plus Fund"). Class A shares of New Value Plus Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of Touchstone Value Plus Fund and Class A shareholders of Touchstone Growth & Income Fund. Class C shares of New Value Plus Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of Touchstone Value Plus Fund and Class C shareholders of Touchstone Growth & Income Fund. After the exchange, Touchstone Value Plus Fund and Touchstone Growth & Income Fund will be dissolved.

     As a result of the reorganization, each shareholder of Touchstone Value Plus Fund will receive, in exchange for the shares of Touchstone Value Plus Fund that he owns, an equal number of shares of the corresponding class of New Value Plus Fund. As a result of the reorganization, each shareholder of Touchstone Growth & Income Fund will own shares of the corresponding class of New Value Plus Fund equal in value to the shares of Touchstone Growth & Income Fund that she owns immediately before the reorganization.

     New Value Plus Fund will seek to increase the value of its shares over the long-term. It will invest primarily in common stock of larger companies that the portfolio manager believes are undervalued. Its investment goal and principal investment strategies are identical to those of Touchstone Value Plus Fund and are similar to those of Touchstone Growth & Income Fund. A more complete comparison of the investment goals and strategies of these 3 funds is included in the sections of the Proxy Statement/Prospectus called "Comparison of Touchstone Value Plus Fund to New Value Plus Fund" and "Comparison of Touchstone Growth & Income Fund to New Value Plus Fund." The current sub-advisor of Touchstone Value Plus Fund will become the sub-advisor and manage the portfolio of New Value Plus Fund.

       TOUCHSTONE SERIES TRUST                       COUNTRYWIDE STRATEGIC TRUST

   Touchstone Emerging Growth Fund                       Emerging Growth Fund
Touchstone International Equity Fund                  International Equity Fund
     Touchstone Value Plus Fund                            Value Plus Fund
   Touchstone Growth & Income Fund

           PROXY STATEMENT                                    PROSPECTUS

INTRODUCTION

     The proposed reorganization is part of a series of transactions designed to consolidate the Touchstone and Countrywide mutual fund complexes. Currently, the Touchstone mutual fund complex includes 8 funds, each a series of one investment company, Touchstone Series Trust. The Countrywide mutual fund complex includes 18 funds in three investment companies, Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

     Touchstone Advisors, Inc. serves as the investment advisor to each fund in Touchstone Series Trust. Touchstone Advisors is a wholly-owned subsidiary of Western-Southern Life Assurance Company, which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

     On October 29, 1999, Fort Washington Investment Advisors, Inc., another wholly-owned subsidiary of The Western and Southern Life Insurance Company, acquired all of the outstanding stock of Countrywide Financial Services, Inc. Countrywide Financial Services is the parent of Countrywide Investments, Inc., which serves as the investment advisor to each fund in Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

CONSOLIDATION OF TOUCHSTONE AND COUNTRYWIDE COMPLEXES

     The Touchstone and Countrywide mutual fund complexes will be consolidated through a series of actions. A brief summary of the major steps in the consolidation is set forth below.

REORGANIZATION OF FUNDS

     Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Value Plus Fund and Touchstone Growth & Income Fund (the "Touchstone Funds") will be merged with newly-established series (the "New Funds") in the Countrywide Strategic Trust. Touchstone Emerging Growth Fund and Touchstone International Equity Fund will be merged into separate series of Countrywide Strategic Trust. Both Touchstone Value Plus Fund and Touchstone Growth & Income Fund will be merged into one series of Countrywide Strategic Trust because these Touchstone Funds have similar investment goals and strategies and portfolio holdings.

     Touchstone Bond Fund will be merged with Countrywide Intermediate Bond Fund, a series of Countrywide Investment Trust. These funds have similar investment goals and strategies and portfolio holdings.

[OTHER ASPECTS OF THE CONSOLIDATION]

[ASPECTS TO DESCRIBE LATER]

NAME CHANGES

     As part of the consolidation, the names of the funds and trusts in the Countrywide mutual fund complex will be changed from Countrywide to Touchstone. The newly-established series in Countrywide Strategic Trust and Countrywide Investment Trust will also be named Touchstone.

NEW FUNDS

     Two new Funds will be added to the complex: Touchstone Enhanced 30 Fund in Countrywide Strategic Trust and Touchstone High Yield Fund in Countrywide Investment Trust.

ADVISORS AND SUB-ADVISORS

     The consolidation includes a new structure for the delivery of investment advisory services to the existing funds in the Countrywide mutual fund complex. Touchstone Advisors will become the investment advisor of each existing fund in the Countrywide complex. It will also serve as investment advisor to each newly-established series in the Countrywide complex. Touchstone Advisors will, in turn, engage sub-advisors to manage the portfolios of the funds in the Countrywide complex.

     o The current sub-advisors of Touchstone Emerging Growth Fund (David L. Babson & Company, Inc. and Westfield Capital Management Company, Inc.) will serve as the sub-advisors to the New Emerging Growth Fund.

     o The current sub-advisor of Touchstone International Equity Fund (Credit Suisse) will serve as the sub-advisor to the New International Equity Fund.

     o The current sub-advisor of Touchstone Value Plus Fund (Fort Washington Investment Advisors) will serve as the sub-advisor to the New Value Plus Fund. The current sub-advisor of Touchstone Growth & Income Fund (Scudder Kemper Investments, Inc.) will not provide any services to the New Value Plus Fund.

     o The current investment advisor of Countrywide Growth/Value Fund and Countrywide Aggressive Growth Fund (Mastrapasqua & Associates, Inc.) will become the sub-advisor for these 2 funds.

     o Fort Washington Investment Advisors will become the sub-advisor of the other funds in the Countrywide complex, including Countrywide Intermediate Bond Fund. The current investment advisor (Countrywide Investments, Inc.) to the funds in the Countrywide complex will no longer provide any services to these funds. The persons currently responsible for managing these funds in the Countrywide complex will continue to manage them as employees of Fort Washington Investment Advisors.

CONSOLIDATED COMPLEX

     The consolidated mutual fund complex will consist of 3 investment companies that will include 22 Touchstone funds. Touchstone Advisors will serve as the investment advisor of each Touchstone fund, whose portfolio will be managed by a sub-advisor.

PROXY STATEMENT/PROSPECTUS FOR THE PROPOSED MERGERS

     This Proxy Statement/Prospectus relates only to the following proposed mergers:

     o The merger of Touchstone Emerging Growth Fund into a new series of Countrywide Strategic Trust
     o The merger of Touchstone International Equity Fund into a new series of Countrywide Strategic Trust
     o The merger of Touchstone Value Plus Fund and Touchstone Growth & Income Fund into a new series of Countrywide Strategic Trust

     In this Proxy Statement/Prospectus, we will refer to Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Value Plus Fund and Touchstone Growth & Income Fund individually as a "Touchstone Fund" and collectively as the "Touchstone Funds." We will refer to the 3 new series in the Countrywide Strategic Trust individually as a "New Fund" and collectively as the "New Funds."

RECOMMENDATION OF THE BOARD OF TRUSTEES

     The Board of Trustees of Touchstone Series Trust recommends that the shareholders of each Touchstone Fund vote for the approval of the reorganization plan related to that Touchstone Fund. In making this recommendation, the Touchstone Board believes that it is acting in the best interests of the shareholders of each Touchstone Fund and has determined that the interests of the existing shareholders of each Touchstone Fund will not be diluted as a result of the proposed reorganization.

EXPENSE INFORMATION

FEES AND EXPENSES

     The following tables provide a comparison of the fees and expenses of each Touchstone Fund and the corresponding New Fund including:

     o A summary of the fees and expenses that you may pay if you buy and hold shares of a Touchstone Fund
     o A summary of the pro forma fees and expenses of each corresponding New Fund, after giving effect to the reorganization

                                                       Touchstone         New         Touchstone        New
                                                        Emerging        Emerging       Emerging       Emerging
                                                      Growth Fund     Growth Fund    Growth Fund    Growth Fund
                                                      -----------     -----------    -----------    -----------
                                                        Class A         Class A        Class C        Class C
                                                        -------         -------        -------        -------
     Shareholder Transaction Expenses
     (fees paid directly from your investment)
     -----------------------------------------
     Maximum Sales Charge (1)..................          5.75%           5.75%          None           1.25%

     Maximum Deferred Sales Charge (2).........          1.00%           1.00%          1.00%          1.00%

     Annual Fund  Operating Expenses (3)
     (before waiver or reimbursement)
     (expenses that are deducted from Fund assets)
     ---------------------------------------------

     Advisory Fee..............................          0.80%           0.80%          0.80%          0.80%

     Rule 12b-1 Fees...........................          0.25%           0.25%          1.00%          1.00%

     Other Expenses............................          3.15%           3.15%          3.15%          3.15%
                                                         -----           -----          -----          -----
     Total Operating Expenses
     (before waiver or reimbursement)..........          4.20%           4.20%          4.95%          4.95%

     Fee Waiver and/or
     Expense Reimbursement (4) ................          2.70%           2.70%          2.70%          2.70%
                                                         -----           -----          -----          -----

     Net Expenses..............................          1.50%           1.50%          2.25%          2.25%
                                                         =====           =====          =====          =====

                                       4

                                                       Touchstone         New        Touchstone         New
                                                     International   International  International  International
                                                      Equity Fund     Equity Fund    Equity Fund    Equity Fund
                                                      -----------     -----------    -----------    -----------
                                                        Class A         Class A        Class C        Class C
                                                        -------         -------        -------        -------
     Shareholder Transaction Expenses
     (fees paid directly from your investment)
     -----------------------------------------
     Maximum Sales Charge (1)..................          5.75%           5.75%          None           1.25%

     Maximum Deferred Sales Charge (2).........          1.00%           1.00%          1.00%          1.00%

     Annual Fund Operating Expenses (3)
     (before waiver or reimbursement)
     (expenses that are deducted from Fund assets)
     ---------------------------------------------

     Advisory Fee..............................          0.95%           0.95%          0.95%          0.95%

     Rule 12b-1 Fees...........................          0.25%           0.25%          1.00%          1.00%

     Other Expenses............................          2.63%           2.63%          2.63%          2.63%
                                                         -----           -----          -----          -----
     Total Operating Expenses
     (before waiver or reimbursement)..........          3.83%           3.83%          4.58%          4.58%

     Fee Waiver and/or
     Expense Reimbursement (4) ................          2.23%           2.23%          2.23%          2.23%
                                                         -----           -----          -----          -----

     Net Expenses..............................          1.60%           1.60%          2.35%          2.35%
                                                         =====           =====          =====          =====

                                                       Touchstone                    Touchstone
                                                         Value         New Value        Value        New Value
     Shareholder Transaction Expenses                  Plus Fund       Plus Fund      Plus Fund      Plus Fund
     --------------------------------                  ---------       ---------      ---------      ---------
                                                        Class A         Class A        Class C        Class C
                                                        -------         -------        -------        -------
     Shareholder Transaction Expenses
     (fees paid directly from your investment)
     -----------------------------------------
     Maximum Sales Charge (1)..................          5.75%           5.75%          None           1.25%

     Maximum Deferred Sales Charge (2).........          1.00%           1.00%          1.00%          1.00%

     Annual Fund Operating Expenses (3)
     (before waiver or reimbursement)
     (expenses that are deducted from Fund assets)
     ---------------------------------------------

     Advisory Fee..............................          0.75%           0.75%          0.75%          0.75%

     Rule 12b-1 Fees...........................          0.25%           0.25%          1.00%          1.00%

     Other Expenses............................          1.14%                          1.14%
                                                         -----                          -----
     Total Operating Expenses
     (before waiver or reimbursement)..........          2.14%                          2.89%
     Fee Waiver and/or
     Expense Reimbursement (4) ................          0.84%                          0.84%
                                                         -----                          -----

     Net Expenses..............................          1.30%           1.30%          2.05%          2.05%
                                                         =====           =====          =====          =====

                                       5

                                                       Touchstone                    Touchstone
                                                        Growth &       New Value      Growth &       New Value
     Shareholder Transaction Expenses                 Income Fund      Plus Fund     Income Fund     Plus Fund
     --------------------------------                 -----------      ---------     -----------     ---------
                                                        Class A         Class A        Class C        Class C
                                                        -------         -------        -------        -------
     Shareholder Transaction Expenses
     (fees paid directly from your investment)
     -----------------------------------------
     Maximum Sales Charge (1)..................          5.75%           5.75%          None           1.25%

     Maximum Deferred Sales Charge (2).........          1.00%           1.00%          1.00%          1.00%

     Annual Fund Operating Expenses (3)
     (before waiver or reimbursement)
     (expenses that are deducted from Fund assets)
     ---------------------------------------------

     Advisory Fee..............................          0.80%           0.75%          0.80%          0.75%

     Rule 12b-1 Fees...........................          0.25%           0.25%          1.00%          1.00%

     Other Expenses............................          1.40%                          1.40%
                                                         -----                          -----
     Total Operating Expenses
     (before waiver or reimbursement)..........          2.45%                          3.20%
     Fee Waiver and/or
     Expense Reimbursement (4) ................          1.15%                          1.15%
                                                         -----                          -----

     Net Expenses..............................          1.30%           1.30%          2.05%          2.05%
                                                         =====           =====          =====          =====

NOTES TO FEE AND EXPENSE TABLES

(1) TOUCHSTONE FUNDS: The sales load is a percentage of the offering price. You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on the shares if you redeem them within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.
     NEW FUNDS: The sales load is a percentage of the offering price. If you invest $1 million or more and do not pay a front-end sales load, you may be subject to a deferred sales load of 1% if the shares are redeemed within one year of their purchase and a dealer's commission was paid on the shares.

(2) TOUCHSTONE FUNDS: The deferred sales load is a percentage of the amount redeemed. The 1.00% charge is waived for benefits paid to you through a qualified pension plan.
     NEW FUNDS: The deferred sales load is a percentage of the original purchase price.

(3) TOUCHSTONE AND NEW FUNDS: Amounts shown under Annual Fund Operating Expenses are shown as a percentage of average net assets.

(4) TOUCHSTONE FUNDS: Touchstone Advisors has contractually agreed to waive or reimburse certain of the Annual Fund Operating Expenses of each class of each Touchstone Fund through December 31, 2000.
     NEW FUNDS: Touchstone Advisors has contractually agreed to waive or reimburse certain of the Annual Fund Operating Expenses of each class of each New Fund through December 31, 2001.

EXAMPLES--COST OF A $10,000 INVESTMENT

     The following tables provide a comparison of the cost of investing in each Touchstone Fund and the corresponding New Fund including:

     o An example illustrating the cost of investing $10,000 in each Touchstone Fund
     o The pro forma cost of investing $10,000 in the corresponding New Fund, after giving effect to the reorganization

     The purpose of the examples is to assist you in understanding and comparing the costs of investing in a Touchstone Fund and the corresponding New Fund. The examples assume that you invest $10,000 in the applicable Touchstone or New Fund for the time period indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses of the applicable Touchstone or New Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be the amounts shown below.

                            Touchstone         New         Touchstone        New
                             Emerging        Emerging       Emerging       Emerging
     Time Period           Growth Fund     Growth Fund    Growth Fund    Growth Fund
     -----------           -----------     -----------    -----------    -----------
                             Class A         Class A        Class C        Class C
                             -------         -------        -------        -------

     1 Year..........           $719           $719            $228          $228

     3 Years.........         $1,545                         $1,246        $1,246

     5 Years.........         $2,384                         $2,265        $2,265

     10 Years........         $4,542                         $4,816        $4,816

                            Touchstone         New         Touchstone         New
                           International  International   International  International
     Time Period            Equity Fund    Equity Fund     Equity Fund    Equity Fund
     -----------            -----------    -----------     -----------    -----------
                              Class A        Class A         Class C        Class C
                              -------        -------         -------        -------
     1 Year..........           $728           $728            $238          $238

     3 Years.........         $1,484                         $1,182        $1,182

     5 Years.........         $2,257                         $2,135        $2,135

     10 Years........         $4,270                         $4,550        $4,550

                            Touchstone                     Touchstone
                               Value        New Value         Value        New Value
     Time Period             Plus Fund      Plus Fund       Plus Fund      Plus Fund
     -----------             ---------      ---------       ---------      ---------
                              Class A        Class A         Class C        Class C
                              -------        -------         -------        -------
     1 Year..........           $700           $700            $208          $208

     3 Years.........

     5 Years.........

     10 Years........

                                       7

                            Touchstone                     Touchstone
                             Growth &       New Value       Growth &       New Value
     Time Period            Income Fund     Plus Fund      Income Fund     Plus Fund
     -----------            -----------     ---------      -----------     ---------
                              Class A        Class A         Class C        Class C
                              -------        -------         -------        -------
     1 Year..........           $700           $700            $228          $228

     3 Years.........

     5 Years.........

     10 Years........

     The examples should not be considered to be a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Moreover, the examples assume a 5% annual return. The performance of a mutual fund will vary and may result in an actual return higher or lower than 5%.

     The examples for one year are calculated using Net Expenses after fee waiver and/or reimbursement. The examples for 3 years, 5 years and 10 years are calculated using Total Operating Expenses before waiver or reimbursement.

SUMMARY

     This section of the Proxy Statement/Prospectus discusses the key features of the proposed reorganization of the Touchstone Funds, compares each Touchstone Fund to the corresponding New Fund, discusses the tax consequences of the reorganization, and discusses the risks of investing in each New Fund. The information is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, the Agreement and Plan of Reorganization, the prospectus of Touchstone Series Trust dated May 1, 1999, and the prospectus of Countrywide Strategic Trust dated August 1, 1999, each of which is incorporated by reference into this Proxy Statement/Prospectus.

PROPOSED REORGANIZATION OF TOUCHSTONE FUNDS

     The proposed reorganization of the Touchstone Funds includes the following mergers:

     ACQUIRED FUND                                ACQUIRING FUND
     -------------                                --------------
     Touchstone Emerging Growth Fund              New Emerging Growth Fund
     Touchstone International Equity Fund         New International Equity Fund
     Touchstone Value Plus Fund                   New Value Plus Fund
     Touchstone Growth & Income Fund              New Value Plus Fund

     Each Touchstone Fund is a series of Touchstone Series Trust. Touchstone Series Trust is a registered open-end investment company. It is organized as a Massachusetts business trust.

     Each New Fund will be a series of Countrywide Strategic Trust. Countrywide Strategic Trust is a registered open-end investment company. It is organized as a Massachusetts business trust.

     In the reorganization, Touchstone Series Trust will transfer all of the assets of each acquired Touchstone Fund, subject to its liabilities, to the corresponding acquiring New Fund. Class A shares of the acquiring New Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of the acquired Touchstone Fund. Class C shares of the acquiring New Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of the acquired Touchstone Fund. After the exchange, the acquired Touchstone Fund will be dissolved. As a result of the reorganization, each shareholder of the acquired Touchstone Fund will own shares of the corresponding class of the acquiring New Fund equal in value to the shares of the acquired Touchstone Fund that he owns immediately before the reorganization.

COMPARISON OF TOUCHSTONE EMERGING GROWTH FUND TO NEW EMERGING GROWTH FUND

     Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Touchstone Emerging Growth Fund and the New Emerging Growth Fund will be identical. A more complete description of the principal investment strategies of the Touchstone Emerging Growth Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Risk Factors. An investment in the New Emerging Growth Fund involves certain risks, which are the same risks associated with an investment in the Touchstone Emerging Growth Fund. A description of the various risks associated with an investment in the Touchstone Emerging Growth Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/ Prospectus.

     Investment Management. Touchstone Advisors, the investment advisor of the Touchstone Emerging Growth Fund, will be the investment advisor of the New Emerging Growth Fund. The terms of the investment advisory agreement for the New Emerging Growth Fund will be identical to the terms of the current investment advisory agreement for the Touchstone Emerging Growth Fund except for the effective and termination dates.

     David L. Babson & Company, Inc. and Westfield Capital Management Company, Inc., the sub-advisors of the Touchstone Emerging Growth Fund, will be the sub-advisors of the New Emerging Growth Fund. The terms of the sub-advisory agreements for the New Emerging Growth Fund will be identical to the terms of the current sub-advisory agreements for the Touchstone Emerging Growth Fund except the effective and termination dates.

     Administrative Services. Investors Bank & Trust Company serves as custodian, administrator and fund accounting agent for the Touchstone Emerging Growth Fund and will provide these services to New Emerging Growth Fund. State Street Bank and Trust Company serves as transfer agent and dividend paying agent for the Touchstone Emerging Growth Fund. It is anticipated that, following the reorganization, Countrywide Fund Services, Inc. will act as transfer agent and dividend paying agent to the New Emerging Growth Fund for an annual fee less than that currently paid by the Touchstone Emerging Growth Fund. Countrywide Fund Services is an affiliate of Touchstone Advisors.

     Sales Charges. The maximum sales charge (5.75% of the offering price) for Class A shares of the New Emerging Growth Fund will be the same as the maximum sales charge for Class A shares of the Touchstone Emerging Growth Fund. Both Funds reduce the rate of the sales charge for purchases of $50,000 or more, offer reduced sales loads for certain purchase programs, permit purchases at net asset value for certain persons and impose a 1.00% contingent deferred sales load on certain redemptions.

     The maximum sales charge for Class C shares of the New Emerging Growth Fund will be 1.25% of the offering price. There is no sales charge for Class C shares of the Touchstone Emerging Growth Fund. Both New Emerging Growth Fund and Touchstone Emerging Growth Fund generally impose a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.

     No sales charge will be applicable to the merger transactions. In addition, the 1.25% sales load will be waived on future purchases by current shareholders of Class C shares of Touchstone Emerging Growth Fund. Therefore, if you are a Class C shareholder of the Touchstone Emerging Growth Fund and the merger with the New Emerging Growth Fund is completed, you will not pay the 1.25% sales charge when you purchase additional Class C shares of the New Emerging Growth Fund.

     See Appendix B to this Proxy Statement/Prospectus for a more complete description of the sales charges that will be applicable to Class A and Class C shares of the New Emerging Growth Fund.

     Rule 12b-1 Fees. The distribution fees to be paid by Class A shares of the New Emerging Growth Fund pursuant to its Rule 12b-1 Plan will be no greater than 0.25% of the average daily net assets attributable to Class A shares. This maximum equals the maximum rate of 12b-1 fees payable by Class A shares of the Touchstone Emerging Growth Fund. The maximum rate of 12b-1 fees payable by Class C shares of the New Emerging Growth Fund and the Touchstone Emerging Growth Fund is the same (1.00% of average daily net assets attributable to Class C shares).

COMPARISON OF TOUCHSTONE INTERNATIONAL EQUITY FUND TO NEW INTERNATIONAL EQUITY FUND

     Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Touchstone International Equity Fund and the New International Equity Fund will be identical. A more complete description of the principal investment strategies of the Touchstone International Equity Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Risk Factors. An investment in the New International Equity Fund involves certain risks, which are the same risks associated with an investment in the Touchstone International Equity

Fund. A description of the various risks associated with an investment in the Touchstone International Equity Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Investment Management. Touchstone Advisors, the investment advisor of the Touchstone International Equity Fund, will be the investment advisor of the New International Equity Fund. The terms of the investment advisory agreement for the New International Equity Fund will be identical to the terms of the current investment advisory agreement for the Touchstone International Equity Fund except for the effective and termination dates.

     Credit Suisse, the sub-advisor of the Touchstone International Equity Fund, will be the sub-advisor of the New International Equity Fund. The terms of the sub-advisory agreement for the New International Equity Fund will be identical to the terms of the current sub-advisory agreement for the Touchstone International Equity Fund except for the effective and termination dates.

     Administrative   Services.   Investors  Bank  &  Trust  Company  serves  as
custodian,   administrator   and  fund  accounting   agent  for  the  Touchstone
International  Equity  Fund  and  will  provide  these  services  to  Touchstone
International Equity Fund. State Street Bank and Trust Company serves as transfer agent and dividend paying agent for the Touchstone International Equity Fund. It is anticipated that, following the reorganization, Countrywide Fund Services, Inc. will serve as transfer agent and dividend paying agent to the New International Equity Fund and for an annual fee less than that currently paid by the Touchstone International Equity Fund. Countrywide Fund Services is an affiliate of Touchstone Advisors.

     Sales Charges. The maximum sales charge (5.75% of the offering price) for Class A shares of the New International Equity Fund will be the same as the maximum sales charge for Class A shares of the Touchstone International Equity Fund. Both Funds reduce the rate of the sales charge for purchases of $50,000 or more, offer reduced sales loads for certain purchase programs, permit purchases at net asset value for certain persons and impose a 1.00% contingent deferred sales load on certain redemptions.

     The maximum sales charge for Class C shares of the New International Equity Fund will be 1.25% of the offering price. There is no sales charge for Class C shares of the Touchstone International Equity Fund. Both New International Equity Fund and Touchstone International Equity Fund generally impose a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.

     No sales charge will be applicable to the merger transactions. In addition, the 1.25% sales load will be waived on future purchases by current shareholders of Class C shares of Touchstone International Equity Fund. Therefore, if you are a Class C shareholder of the Touchstone International Equity Fund and the merger with the New International Equity Fund is completed, you will not pay the 1.25% sales charge when you purchase additional Class C shares of the New International Equity Fund.

     See Appendix B to this Proxy Statement/Prospectus for a more complete description of the sales charges that will be applicable to Class A and Class C shares of the New International Equity Fund.

     Rule 12b-1 Fees. The distribution fees to be paid by Class A shares of the New International Equity Fund pursuant to its Rule 12b-1 Plan will be no greater than 0.25% of the average daily net assets attributable to Class A shares. This maximum equals the maximum rate of 12b-1 fees payable by Class A shares of the Touchstone International Equity Fund. The maximum rate of 12b-1 fees payable by Class C shares of the New International Equity Fund and the Touchstone International Equity Fund is the same (1.00% of average daily net assets attributable to Class C shares).

COMPARISON OF TOUCHSTONE VALUE PLUS FUND TO NEW VALUE PLUS FUND

     Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Touchstone Value Plus Fund and the New Value Plus Fund will be identical. A more complete description of the principal investment strategies of the Touchstone Value Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Risk Factors. An investment in the New Value Plus Fund involves certain risks, which are the same risks associated with an investment in the Touchstone Value Plus Fund. A description of the various risks associated with an investment in the Touchstone Value Plus Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Investment Management. Touchstone Advisors, the investment advisor of the Touchstone Value Plus Fund, will be the investment advisor of the New Value Plus Fund. The terms of the investment advisory agreement for the New Value Plus Fund will be identical to the terms of the current investment advisory agreement for the Touchstone Value Plus Fund except the effective and termination dates.

     Fort Washington Investment Advisors, Inc., the sub-advisor of the Touchstone Value Plus Fund, will be the sub-advisor of the New Value Plus Fund. The terms of the sub-advisory agreement for the New Value Plus Fund will be identical to the terms of the current sub-advisory agreement for the Touchstone Value Plus Fund except for the effective and termination dates.

     Administrative Services. Investors Bank & Trust Company serves as custodian, administrator and fund accounting agent for the Touchstone Value Plus Fund and will provide these services to Touchstone Value Plus Fund. State Street Bank and Trust Company serves as transfer agent and dividend paying agent for the Touchstone Value Plus Fund. It is anticipated that, following the reorganization, Countrywide Fund Services, Inc. will serve as transfer agent and dividend paying agent to the New Value Plus Fund for an annual fee less than that currently paid by the Touchstone Value Plus Fund. Countrywide Fund Services is an affiliate of Touchstone Advisors.

     Sales Charges. The maximum sales charge (5.75% of the offering price) for Class A shares of the New Value Plus Fund will be the same as the maximum sales charge for Class A shares of the Touchstone Value Plus Fund. Both Funds reduce the rate of the sales charge for purchases of $50,000 or more, offer reduced sales loads for certain purchase programs, permit purchases at net asset value for certain persons and impose a 1.00% contingent deferred sales load on certain redemptions.

     The maximum sales charge for Class C shares of the New Value Plus Fund will be 1.25% of the offering price. There is no sales charge for Class C shares of the Touchstone Value Plus Fund. Both New Value Plus Fund and Touchstone Value Plus Fund generally impose a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.

     No sales charge will be applicable to the merger transactions. In addition, the 1.25% sales load will be waived on future purchases by current shareholders of Class C shares of Touchstone Value Plus Fund. Therefore, if you are a Class C shareholder of the Touchstone Value Plus Fund and the merger with the New Value Plus Fund is completed, you will not pay the 1.25% sales charge when you purchase additional Class C shares of the New Value Plus Fund.

     See Appendix B to this Proxy Statement/Prospectus for a more complete description of the sales charges that will be applicable to Class A and Class C shares of the New Value Plus Fund.

     Rule 12b-1 Fees. The distribution fees to be paid by Class A shares of the New Value Plus Fund pursuant to its Rule 12b-1 Plan will be no greater than 0.25% of the average daily net assets attributable to Class A shares. This maximum equals the maximum rate of 12b-1 fees payable by Class A shares of the Touchstone Value Plus Fund. The maximum rate of 12b-1 fees payable by Class C shares of the New Value Plus Fund and the Touchstone Value Plus Fund is the same (1.00% of average daily net assets attributable to Class C shares).

COMPARISON OF TOUCHSTONE GROWTH & INCOME FUND TO NEW VALUE PLUS FUND

     Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Touchstone Growth & Income Fund are similar to those of the New Value Plus Fund.

     The New Value Plus Fund will seek to increase the value of its shares over the long-term. Unlike the Touchstone Growth & Income Fund, the New Value Plus Fund will not seek to obtain dividend income and, therefore, will not invest primarily in dividend-paying securities and may invest in companies that do not pay dividends.

     The New Value Plus Fund's portfolio may contain more large cap companies than the Touchstone Growth & Income Fund's portfolio. Although the portfolio managers of both funds follow a value-oriented style, the New Value Plus Fund may invest in common stocks of rapidly growing companies to enhance its return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. The New Value Plus Fund may also invest up to 10% of its total assets in short-term debt securities and cash equivalent investments.

     Unlike the Touchstone Growth & Income Fund, the New Value Plus Fund will not invest in non-investment grade debt securities, securities of foreign companies or real estate investment trusts.

     A more complete description of the principal investment strategies of the Touchstone Value Plus Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Risk Factors. An investment in the New Value Plus Fund involves certain risks, which are the same risks associated with an investment in the Touchstone Value Plus Fund. A description of the various risks associated with an investment in the Touchstone Value Plus Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     The New Value Plus Fund, like the Touchstone Growth & Income Fund, is subject to market risk when it invests in common stocks and to interest rate and credit risk when it invests in debt securities. Unlike the Touchstone Growth & Income Fund, the New Value Plus Fund will not be subject to the risks related to investments in non-investment grade securities and/or foreign stocks.

     Investment Management. Touchstone Advisors, the investment advisor of the Touchstone Growth & Income Fund, will be the investment advisor of the New Value Plus Fund. The terms of the investment advisory agreement for the New Value Plus Fund will be identical to the terms of the current investment advisory agreement for the Touchstone Growth & Income Fund except for the rate of the advisory fee and the effective and termination dates. The rate of the advisory fee to be paid by the New Value Plus Fund will be 0.75% of its average daily net assets, which is 0.05% less than the rate of the advisory fee paid by the Touchstone Growth & Income Fund.

     Fort Washington Investment Advisors, Inc., the sub-advisor of the Touchstone Value Plus Fund, will be the sub-advisor of the New Value Plus Fund. Scudder Kemper Investments, Inc. is the sub-advisor of the Touchstone Growth & Income Fund. The terms of the sub-advisory agreement for the New Value Plus Fund will be identical to the terms of the current sub-advisory agreement for the Touchstone Growth & Income Fund except for the rate of the sub-advisory fees, the name of the sub-advisor and the effective and termination dates.

     The rate of the sub-advisory fee to be paid by the New Value Plus Fund to Fort Washington will be 0.45% of its average daily net assets. The rate of the sub-advisory fee paid by the Touchstone Growth & Income Fund to Scudder Kemper Investments is 0.50% of the first $150 million of the average daily net assets of the Touchstone Growth & Income Fund and a similar fund of Touchstone Variable Series Trust and 0.45% of the average daily net assets of these 2 funds in excess of $150 million. Because the average daily net assets of these 2 funds is currently less than $150 million, the rate of the sub-advisory to be paid by the New Value Plus

Fund will be 0.05% less than the rate of the sub-advisory fee paid by the Touchstone Growth & Income Fund.

     Administrative Services. Investors Bank & Trust Company serves as custodian, administrator and fund accounting agent for the Touchstone Growth & Income Fund and will provide these services to the New Value Plus Fund. State Street Bank and Trust Company serves as transfer agent and dividend paying agent for the Touchstone Growth & Income Fund. It is anticipated that, following the reorganization, Countrywide Fund Services, Inc. will serve as transfer agent and dividend paying agent to the New Value Plus Fund at an annual fee less than that currently paid by the Touchstone Growth & Income Fund. Countrywide Fund Services is an affiliate of Touchstone Advisors.

     Sales Charges. The maximum sales charge (5.75% of the offering price) for Class A shares of the New Value Plus Fund will be the same as the maximum sales charge for Class A shares of Touchstone Growth & Income Fund. Both Funds reduce the rate of the sales charge for purchases of $50,000 or more, offer reduced sales loads for certain purchase programs, permit purchases at net asset value for certain persons and impose a 1.00% contingent deferred sales load on certain redemptions.

     The maximum sales charge for Class C shares of the New Value Plus Fund will be 1.25% of the offering price. There is no sales charge for Class C shares of Touchstone Growth & Income Fund. Both New Value Plus Fund and Touchstone Growth & Income Fund generally impose a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.

     No sales charge will be applicable to the merger transactions. In addition, the 1.25% sales load will be waived on future purchases by current shareholders of Class C shares of Touchstone Growth & Income Fund. Therefore, if you are a Class C shareholder of the Touchstone Growth & Income Fund and the merger with the New Value Plus Fund is completed, you will not pay the 1.25% sales charge when you purchase additional Class C shares of the New Value Plus Fund.

     See Appendix B to this Proxy Statement/Prospectus for a more complete description of the sales charges that will be applicable to Class A and Class C shares of New Value Plus Fund.

     Rule 12b-1 Fees. The distribution fees to be paid by the Class A shares of the New Value Plus Fund pursuant to its Rule 12b-1 Plan will be no greater than 0.25% of the average daily net assets attributable to Class A shares. This maximum equals the maximum rate of 12b-1 fees payable by Class A shares of Touchstone Growth & Income Fund. The maximum rate of 12b-1 fees payable by Class C shares of New Value Plus Fund and Touchstone Growth & Income Fund is the same (1.00% of average daily net assets attributable to Class C shares).

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

     The procedures for purchasing, redeeming and exchanging shares of the New Funds will be substantially similar to those of the Touchstone Funds. A more complete description of the applicable purchase, redemption and exchange procedures is set forth in Appendix B to this Proxy Statement/Prospectus.

     The following list highlights the most significant differences in the purchase, redemption and exchange procedures of the Touchstone Funds and the New Funds.

TAX CONSEQUENCES

     It is anticipated that Touchstone Series Trust and Countrywide Strategic Trust will receive an opinion of counsel that the reorganization will not result in any gain or loss for federal income tax purposes to any Touchstone Fund or its shareholders or any new Fund or its shareholders. See "The Proposed Reorganization--Tax Considerations."

PRINCIPAL RISKS OF INVESTING IN NEW FUNDS

         The following table shows some of the main risks to which each New Fund is subject. Each risk is described in detail in the prospectus of the Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

                                   New Emerging    New International   New Value
Principal Risks                    Growth Fund        Equity Fund      Plus Fund
--------------------------------------------------------------------------------

Market Risk                             x                  x               x
 ................................................................................

   Emerging Growth Companies            x
 ................................................................................

Interest Rate Risk                      x                  x               x
 ................................................................................

   Mortgage-Related Securities          x
 ................................................................................

Credit Risk                             x                  x               x
 ................................................................................

   Non-Investment Grade Securities                         x
 ................................................................................

Foreign Investing Risk                  x                  x
 ................................................................................

   Emerging Market Risk                 x                  x
 ................................................................................

   Political Risk                                          x
 ................................................................................

THE PROSPOSED REORGANIZATION

REASONS FOR THE REORGANIZATION

     The Board of Trustees of Touchstone Series Trust, including a majority of the Trustees who are not interested persons of Touchstone Series Trust, Countrywide Strategic Trust, Touchstone Advisors, Fort Washington Investment Advisors, Countrywide Investments or any affiliated person of these entities, has unanimously approved the Plan and determined that the reorganization is in the best interests of each Touchstone Fund and the interests of the existing shareholders of each Touchstone Fund will not be diluted as a result of the reorganization. The Board of Trustees of Touchstone Series Trust considered the following factors in its review of the reorganization:

     o The investment objectives and principal investment strategies of the acquiring New Fund will be identical or substantially similar to those of the acquired Touchstone Fund.

     o The projected expense ratio of the acquiring New Fund will be the same as or lower than the expense ratio of the acquired Touchstone Fund.

     o The investment advisory agreement and sub-advisory agreement of the acquiring New Fund will be substantially similar to those of the acquired Touchstone Fund.

     o The reorganization will not result in any tax consequences to the existing shareholders of the Touchstone Funds.

     o The costs of the reorganization will be paid by Touchstone Advisors or its affiliates.

     The Board also considered that the current sub-advisors for the Touchstone Emerging Growth Fund, the Touchstone International Equity Fund and the Touchstone Value Plus Fund will serve as the sub-advisors to the New Emerging Growth Fund, the New International Equity Fund and the New Value Plus Fund.

     In addition, the Board considered the representation made by representatives of Touchstone Advisors and Countrywide Investments that the consolidation of the Touchstone and Countrywide complexes may result in operating efficiencies and permit a more focused marketing strategy resulting in the greater likelihood of asset growth. Management representatives explained to the Board members that there are certain duplicate costs associated with maintaining 4 separate investment companies and similar funds, including separate audit fees and state filing fees. Combining the Touchstone and the Countrywide complexes and eliminating similar funds should eliminate these duplicate costs.

     The combination will also permit each remaining investment company to focus on a specific market (equity funds, taxable fixed income funds and tax-free fixed income funds). This focus and broader selection of funds in the combined complex may increase the opportunity for future asset growth. Merging duplicate funds will avoid confusion among current and potential shareholders and could result in a fund with more assets. Asset growth could enable a fund to obtain economies of scale by spreading certain expenses over a larger asset base and by reaching asset breakpoints in the rate of certain fees, which may result in an overall lower expense ratio for the fund. There can be no assurance, however, that asset growth, economies of scale or lower expense ratios will be achieved.

     The Board of Trustees also considered alternatives to the reorganization, including maintaining the current structure. In addition, the Board of Trustees considered the proposed reorganization of the Touchstone Funds in the context of management's stated goal of consolidating and simplifying the Touchstone and Countrywide mutual fund complexes. The Board recognized that, although the reorganization of the Touchstone Funds potentially could benefit Touchstone Advisors and its affiliates, it should also benefit shareholders by facilitating increased operational efficiencies and more focused marketing strategies.

AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which the proposed reorganization would be completed are set forth in the Agreement and Plan of Reorganization. Significant provisions of the Plan are summarized below. This summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to the Proxy Statement/Prospectus. Unless defined in this Proxy Statement/Prospectus, a defined term used in this section has the same meaning as when it is used in the Plan.

     Before the Effective Time of the reorganization, Countrywide Strategic Trust would establish the New Funds by amending its Declaration of Trust and adding 3 new series of shares. As of the Effective Time of the reorganization, each Touchstone Fund would transfer all of its assets, subject to liabilities, to the applicable New Fund in exchange solely for shares of the New Fund. The shares of the New Fund would be deemed to be distributed immediately on a pro rata basis to the shareholders of the applicable Touchstone Fund.

     It is anticipated that the Effective Time of the reorganization will be immediately after the close of business on April 28, 2000 (the last business day of the month), if all conditions of the Plan are fulfilled or waived. The date of the Effective Time may be extended to a later date by the Board of Trustees of Touchstone Series Trust and the Board of Trustees of Countrywide Strategic Trust.

     The assets of each Touchstone Fund to be acquired in the reorganization would include all property, including without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivable), any claims or rights of action or rights to register shares under applicable securities laws, and other property owned by the Touchstone Fund and any deferred or prepaid expenses shown as an asset on the books of the Touchstone Fund at the Effective Time, all of which are consistent with the investment limitations of the acquiring New Fund. Each acquiring New Fund would assume from the acquired Touchstone Fund or Touchstone Funds all liabilities, expenses, costs, charges and reserves of the acquired Touchstone Fund or Touchstone Funds of whatever kind or nature, provided that each acquired Touchstone Fund utilized its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Effective Time. In exchange for all of the assets and liabilities of the acquired Touchstone Fund or Touchstone Funds, the acquiring New Fund would deliver shares of the acquiring New Fund to the acquired Touchstone Fund or Touchstone Funds. The acquired Touchstone Fund would deliver the shares of the acquiring New Fund to the shareholders of the acquired Touchstone Fund in exchange for their shares of the acquired Touchstone Fund.

     The value of the assets and liabilities of each acquired Touchstone Fund would be determined as of the Effective Time in accordance with the policies and procedures set forth in the prospectus of Touchstone Series Trust. The number of shares of the acquiring New Fund to be issued in exchange for the net assets of the acquired Touchstone Fund would be equal to the number of shares of the acquired Touchstone Fund outstanding as of the Effective Time.

     As soon as practicable after the Closing Date, each Touchstone Fund would liquidate and distribute pro rata to its shareholders of record the shares of the corresponding New Fund received by the Touchstone Fund. The liquidation and distribution would be accomplished by opening accounts on the books of Countrywide Strategic Trust in the names of shareholders of each Touchstone Fund and by transferring the shares of each New Fund credited to the account of each Touchstone Fund on the books of Countrywide Strategic Trust. The number of shares transferred to each shareholder's account would equal to the number of shares of each Touchstone Fund held by the shareholder as of the Effective Time. Fractional shares of each New Fund would be rounded to the nearest thousandth of a share.

     Any transfer of taxes payable upon issuance of the shares of each New Fund in a name other than the name of the registered holder of the shares on the books of each Touchstone Fund as of that time must be paid by the person to whom such shares are to be issued as a condition of the transfer. Any reporting responsibility of Touchstone Series Trust with respect to each Touchstone Fund would continue to be the responsibility of Touchstone Series Trust up to and including the Effective Time and such later date on which each Touchstone Fund is liquidated and Touchstone Series Trust is dissolved.

     Conditions of the closing of the reorganization include a condition that each of Touchstone Series Trust and Countrywide Strategic Trust must receive an opinion from Frost & Jacobs LLP regarding certain tax aspects of the reorganization (see "Tax Considerations") and an order from the Commission to permit them to implement the proposed reorganization (see "The Proposed Reorganization--Section 17(b) Exemptive Order").

     The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Touchstone Funds, prior to the Closing Date. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the special meeting which would detrimentally affect the value of the shares of each New Fund to be distributed.

     Touchstone Advisors and/or its affiliates will pay the costs of the reorganization, including legal, accounting and other professional fees and the cost of soliciting proxies for the special meeting (consisting principally of printing and mailing expenses). The total estimated costs for the proposed reorganization are approximately $__________.

SECTION 17(B) EXEMPTIVE ORDER

     Touchstone Series Trust and Countrywide Strategic Trust (the "Applicants") have submitted an application to the Commission for an order, pursuant to
Section 17(b) of the Investment Company Act of 1940, exempting the Applicants from the provisions of Section 17(a) of the Investment Company Act of 1940 to permit them to implement the proposed reorganization. Section 17(a) generally prohibits any affiliated person, or any affiliated person of an affiliated person, of a registered investment company, acting as principal, from knowingly purchasing any security from, or selling any security to, the investment company. The proposed transfer of assets from a Touchstone Fund to a New Fund in exchange for shares of the New Fund may be deemed to be a sale of the Touchstone Fund's portfolio securities to the New Fund.

Due to certain affiliations among the Applicants, Section 17(a) may be applicable to the proposed reorganization and may prohibit the Applicants from implementing the proposed reorganization unless the Applicants obtain the requested order. Section 17(b) permits the Commission to issue an order of exemption if the applicable statutory standards are met. In the application, the Applications have asserted that they meet the applicable statutory standards because (1) the terms of the proposed reorganization are reasonable and fair and do not involve overreaching on the part of any person concerned and (2) the proposed reorganization will be consistent with the policies of Touchstone Series Trust and the policies of Countrywide Strategic Trust.

     If the Commission does not issue the requested order, the Boards of Trustees of Touchstone Series Trust and Countrywide Strategic Trust will take such actions as they deem appropriate and in the best interests of the shareholders of the relevant trust. These actions would include the consideration of other options, such as restructuring the proposed reorganization, implementing other strategies to consolidate the Touchstone and Countrywide mutual fund complexes, or maintaining the current structure. The reorganization as proposed will not be implemented if the Commission does not issue the requested order.

TAX CONSIDERATIONS

         It is a condition to the consummation of the reorganization that each of Touchstone Series Trust and Countrywide Strategic Trust must receive an opinion from Frost & Jacobs LLP, counsel to Touchstone Series Trust and Countrywide Strategic Trust, to the effect that, with respect to the reorganization as it affects each Touchstone Fund or each New Fund, as the case may be:

     o the reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code
     o no gain or loss will be recognized by any of the Touchstone Funds or New Funds upon the transfer of assets of each Touchstone Fund in exchange for shares of the acquiring New Fund
     o no gain or loss will be recognized by shareholders of any Touchstone Fund upon liquidation of the Touchstone Fund and the distribution of shares of the acquiring New Fund constructively in exchange for shares of the acquired Touchstone Fund
     o each New Fund's basis in the assets of the acquired Touchstone Fund received pursuant to the reorganization will be the same as the basis of those assets in the hands of the Touchstone Fund immediately prior to the exchange, and the holding period of those assets in the hands of the New Fund will include the holding period of the Touchstone Fund
     o the basis of shares of a New Fund received by each shareholder of the acquired Touchstone Fund pursuant to the reorganization will be the same as the shareholder's basis in shares of the Touchstone Fund held by the shareholder immediately prior to the exchange
     o    the  holding  period  of  shares  of each  New Fund  received  by each shareholder of the acquired Touchstone Fund pursuant to the reorganization will include the shareholder's holding period of shares of the Touchstone Fund held immediately prior to the exchange, provided that the shares of the Touchstone Fund were held as capital assets on the date of the reorganization.

     This discussion relates only to the federal income tax consequences of the reorganization. Shareholders should consider consulting their tax advisors about any state and local tax consequences of the reorganization.

CAPITALIZATION

     The following tables show the capitalization of each Touchstone Fund as of _______________, _____, and the pro forma capitalization of each New Fund as of that date, giving effect to the reorganization. [impact of initial shareholder investment in Countrywide shells]

                                                       Touchstone         New        Touchstone         New
                                                        Emerging       Emerging     International  International
                                                      Growth Fund     Growth Fund    Equity Fund    Equity Fund
                                                      -----------     -----------    -----------    -----------
     Net Assets (in thousands).................

     Net Asset Value per Share.................

     Shares Outstanding (in thousands).........

                                                       Touchstone         New        Touchstone         New
                                                         Value           Value        Growth &          Value
                                                       Plus Fund       Plus Fund     Income Fund     Plus Fund
                                                       ---------       ---------     -----------     ---------
     Net Assets (in thousands).................

     Net Asset Value per Share.................

     Shares Outstanding (in thousands).........

DESCRIPTION OF SHARES OF NEW FUNDS

     Each share of a New Fund represents an equal proportionate interest in the assets and liabilities belonging to the New Fund with each other share of the New Fund. Each share of a new Fund is entitled to the dividends and distributions belonging to the Fund as are declared by the Trustees of Countrywide Strategic Trust.

     The Trustees have the authority from time to time to divide or combine the shares of any New Fund into a greater or lesser number of shares of the New Fund so long as the proportionate beneficial interest in the assets belonging to the New Fund and the rights of shares of any other fund of the Trust are in no way affected. The Board of Trustees may classify or reclassify the shares of a New Fund into additional classes of shares at a future date.

     The shares of the New Funds do not have cumulative voting rights or any preemptive or conversion rights.

     Shares of each Fund of Countrywide Strategic Trust have equal voting rights. Each Fund votes separately on matters submitted to a vote of the shareholders except in matters where a vote of all Funds of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund of Countrywide Strategic Trust votes separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

     Any general expenses of Countrywide Strategic Trust not readily identifiable as belonging to a particular fund are allocated by or under the direction of the Trustees in the manner determined by the Trustees to be fair and equitable. Generally, the Trustees allocate these expenses on the basis of relative net assets or number of shareholders.

     No shareholder of a New Fund is liable to further calls or to assessment by Countrywide Strategic Trust without his express consent. Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and management is not aware of an instance where this result has occurred.

     In addition, the Declaration of Trust of Countrywide Strategic Trust disclaims shareholder liability for its acts or obligations and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust also provides for the indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Moreover, the Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment against the shareholder.

     As a result, and particularly as the assets of Countrywide Strategic Trust are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the factors discussed above, the risk of personal liability is remote.

     Additional information about shares of the New Funds is contained in the following section of this Proxy Statement/Prospectus.

COMPARISON OF SHAREHOLDER RIGHTS

GENERAL

     Each of the Touchstone Funds is a series of Touchstone Series Trust, which is a Massachusetts business trust, formed on February 7, 1994. Each New Fund will be a series of Countrywide Strategic Trust, also a Massachusetts business trust, which was formed November 18, 1982. Each of Touchstone Series Trust and Countrywide Strategic Trust is registered under the Investment Company Act of 1940 as an open-end management company and is a series investment company as defined by Rule 18f-2 under the Act. Each of Touchstone Series Trust and Countrywide Strategic Trust is governed by its Declaration of Trust, By-laws and Board of Trustees, as well as by applicable state and federal law.

     The Board of Trustees for each of Touchstone Series Trust and Countrywide Series Trust has authorized the issuance of several series and has the authority under its respective Declaration of Trust to issue additional series in the future. The Board of Trustees of Touchstone Series Trust has authorized the issuance of 8 series, each representing shares in one of 8 separate portfolios. The Board of Trustees of Countrywide Strategic Trust has authorized the issuance of 4 series of shares, each representing shares in one of 4 separate portfolios, and will authorize the issuance of 3 new series for the New Funds.

     The assets of each portfolio are segregated and separately managed and the interest of a shareholder is in the assets of the portfolio in which he or she holds shares. In both the Touchstone Funds and the New Funds, Class A shares and Class C shares represent interests in the assets of the applicable Fund and have identical voting, dividend, liquidation, and other rights on the same terms and conditions except that (1) expenses related to the distribution of each class of shares are borne solely by that class and (2) each class of shares has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pertaining to that class.

TRUSTEES

     The By-laws of Touchstone Series Trust and the Bylaws of Countrywide Strategic Trust provide that the term of office of each Trustee shall be from the time of his or her election until his or her successor is elected and qualified or until his or her earlier resignation or removal. Trustees of both Countrywide Strategic Trust and Touchstone Series Trust may be removed with or without cause at any meeting of shareholders by the affirmative vote of at least two thirds of the shares outstanding. A meeting for the removal of a Trustee of Countrywide Strategic Trust will be held upon the request of the holders of at least 10% of the voting power of that trust.

     Vacancies on the Board of either Touchstone Series Trust or Countrywide Strategic Trust may be filled by the Trustees remaining in office; provided, however, a meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

VOTING RIGHTS

     Neither Countrywide Strategic Trust nor Touchstone Series Trust holds a meeting of shareholders annually. Neither trust typically holds a meeting of shareholders for the purpose of electing Trustees.

     Countrywide Strategic Trust will hold a meeting to elect Trustees when (a) less than a majority of the Trustees holding office in Countrywide Strategic Trust have been elected by shareholders or (b) upon a written request by shareholders of Countrywide Strategic Trust holding not less than 10% of the shares outstanding. A meeting of shareholders of Countrywide Strategic Trust, for any purpose, may be called upon the written request of shareholders holding at least 25% of the outstanding shares entitled to vote at such meeting or by the Board of Trustees.

     Special meetings of shareholders of Touchstone Series Trust, for any purpose, may be called upon the request of holders of at least 10% of the shares or by the Board of Trustees.

     On each matter submitted to a vote of the shareholders of either Countrywide Strategic Trust or Touchstone Series Trust, each shareholder is entitled to one vote for each whole share owned and a proportionate, fractional vote for each fractional share owned.

     With respect to Countrywide Strategic Trust, the affirmative vote of the majority of votes validly cast in person or by proxy at a shareholder meeting at which a quorum is present decides any questions except when a different vote is required or permitted by any provision of the Investment Company Act of 1940 or other applicable law or as may otherwise be set forth in the applicable organizational documents. With respect to Touchstone Series Trust, the required shareholder vote, provided that a quorum is present, varies depending on the provision as set forth in the organizational documents, subject to specific requirements under any provision of the Act or other applicable law. Under either trust's Declaration of Trust, a shareholder vote may be submitted to the holders of one or more but not all portfolios or classes.

LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of any of the New Funds or the Touchstone Funds, the shareholders of the fund are entitled to receive when, and as declared by the Trustees, the excess of the assets belonging to the fund over the fund's liabilities. In either case, the assets distributed to shareholders of the fund will be distributed among the shareholders in proportion to the number of shares of the fund held by them and recorded on the fund's books.

INDEMNIFICATION OF TRUSTEES AND OFFICERS

     The Declaration of Trust of Countrywide Strategic Trust provides that each individual who is a present or former Trustee or officer of Countrywide Strategic Trust who, by reason of his or her position was, is, or is threatened to be made a party to any threatened, pending or completed action shall be indemnified against all liabilities in addition to and not exclusive of the other rights applicable to such an individual. This indemnification provision does not protect any person from any liability arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, the Declaration of Trust of Countrywide Strategic Trust expressly provides for the advancement of expenses upon the undertaking by or on behalf of the individual seeking indemnification to repay the advance unless it is ultimately determined that the individual is entitled to indemnification.

     The Declaration of Trust of the Touchstone Series Trust provides that each Trustee and officer shall be indemnified against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Touchstone Series Trust, to the fullest extent permitted by law and the Investment Company Act of 1940, except for such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

SHAREHOLDER LIABILITY

     Under each trust's Declaration of Trust, the shareholders of the Countrywide Strategic Trust and Touchstone Series Trust do not have personal liability for the acts and obligations of any of the New Funds or the Touchstone Funds, respectively.

     Shares of each of the New Funds issued to the shareholders of the Touchstone Funds in the reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

RIGHTS OF INSPECTION

     The By-laws of the Touchstone Series Trust and the Declaration of Trust of the Countrywide Strategic Trust afford shareholders the same inspection rights as provided under the Massachusetts Business Corporate Law. Massachusetts law permits any shareholder of a corporation or any agent of the shareholder to inspect and copy, during the corporation's usual business hours, the corporation's By-laws, minutes of shareholder proceedings, annual statements of the corporation's affairs and voting trust agreements on file at its principal office.

     The discussion in "Description of Shares of New Funds" and "Comparison of Shareholder Rights" is only a summary of certain information with respect to the New Funds and the Touchstone Funds. It is not a complete description of the documents cited. Shareholders should refer to the provisions of the governing documents of each trust and Massachusetts law for a more thorough description.

VOTING INFORMATION

SOLICITATION OF PROXIES

     We are furnishing this Proxy Statement/Prospectus to the shareholders of each Touchstone Fund in connection with the solicitation of proxies by the Board of Trustees of Touchstone Series Trust. The proxies will be used at a special meeting of shareholders to be held on _______________, April _____, 2000, at 10:00 a.m. Eastern time, at the offices of Touchstone Series Trust, 311 Pike Street, Cincinnati, Ohio 45202.

QUORUM

     The presence at the special meeting, in person or by proxy, of shareholders representing a majority of all shares of a Touchstone Fund entitled to vote on a proposal constitutes a quorum for the transaction of business by the Touchstone Fund.

VOTING PROCEDURES

     VOTING OF PROXIES. Shares represented by properly executed proxies received by Touchstone Series Trust will be voted at the special meeting and any adjournment of the meeting in accordance with the voting instructions provided in the proxies for each applicable proposal. If no instructions are specified on a signed proxy received from a shareholder, the shares represented by the proxy will be voted for each applicable proposal.

     BROKER NON-VOTES. Broker non-votes are proxies from brokers or other nominee owners indicating that the brokers or nominee owners have not received instructions from the beneficial owners or other persons entitled to vote the shares as to a matter with respect to which the brokers or other nominee owners do not have discretionary power to vote. In tabulating votes on any matter, broker non-votes will be counted as represented for purposes of determining the presence or absence of a quorum. Therefore, broker non-votes will have the effect of a vote against the applicable proposal.

     ABSTENTIONS. Abstentions will also be counted as represented for purposes of determining the presence or absence of a quorum. Therefore, abstentions will have the effect of a negative vote.

     REVOCATION OF YOUR PROXY. You may revoke a proxy that you have delivered to Touchstone Series Trust at any time before the voting of the proxy. You may revoke that proxy by filing a written notice of revocation with the Secretary of Touchstone Series Trust or by delivering a duly executed proxy dated after the proxy you previously delivered.

     SHAREHOLDERS OF RECORD. Shareholders of record at the close of business on _______________, 2000 will be entitled to vote on each applicable proposal. Each full share of a Touchstone Fund is entitled to one vote, with proportional voting for fractional shares. The number of shares of each Touchstone Fund outstanding on _______________, 2000 is set forth below.

Touchstone Fund                                     Number of Shares Outstanding
--------------------------------------------------------------------------------

Touchstone Emerging Growth Fund...............

Touchstone International Equity Fund..........

Touchstone Value Plus Fund....................

Touchstone Growth & Income Fund...............

     VOTE REQUIRED FOR APPROVAL OF REORGANIZATION PLAN. The Agreement and Plan of Reorganization and the transactions contemplated by the Agreement will be implemented with respect to a Touchstone Fund only if "a majority of the outstanding voting securities" of the Touchstone Fund approve the Agreement. A "majority of the outstanding voting securities" means the lesser of (1) 67% or more of shares of a Touchstone Fund present at a meeting, if shareholders who are the owners of more than 50% of the Touchstone Fund's shares then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Touchstone Fund.

     ADJOURNMENT OF THE SPECIAL MEETING. If sufficient votes in favor of a proposal are not received by the time scheduled for the special meeting, the persons named as proxies may propose one or more adjournments of the special meeting to permit additional solicitation of proxies with respect to the proposal. The special meeting may also be adjourned if certain issues under the Investment Company Act of 1940 have not been resolved to the mutual satisfaction of Touchstone Series Trust and Countrywide Strategic Trust by the scheduled time of the special meeting.

     Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the special meeting to be adjourned. The persons named as proxies will vote proxies that they are entitled to vote in favor of the proposal in favor of the adjournment. The persons named as proxies will vote proxies that they are entitled to vote against the proposal against the adjournment.

SHARE OWNERSHIP

AFFILIATED SHAREHOLDERS AND 5% SHAREHOLDERS

     The following table provides information about the share ownership of certain affiliated shareholders of each Touchstone Fund as of December 16, 1999, and pro forma information about the share ownership of these shareholders, after giving effect to the reorganization. The table shows:

     o the number of shares of each Touchstone Fund owned of record on December 16, 1999 by Western-Southern Life Assurance Company ("WSLAC") and The Western and Southern Life Insurance Company ("WSLIC"), each of which is an affiliate of Touchstone Advisors, Fort Washington Investment Advisors and Countrywide Investments
     o the names and addresses of other persons ("5% Shareholders") who owned of record 5% or more of the outstanding shares of a Touchstone Fund on December 16, 1999
     o the pro forma ownership of WSLAC, WSLIC and the 5% Shareholders as of December 16, 1999, after giving effect to the mergers

     The percentages in the table are based on the number of shares outstanding in each class of each Touchstone Fund as of December 16, 1999.

                                              Touchstone Funds                       New Funds**
                                     -----------------------------------------------------------------------
         Name and Address*               Shares               %                Shares              %
------------------------------------------------------------------------------------------------------------
                                     Touchstone Emerging Growth Class A      New Emerging Growth Class A
                                     -----------------------------------------------------------------------
WSLAC                                   138,508.14          24.22%             138,508.14

WSLIC                                    59,215.48          10.35%              59,215.48

Highlands Company of Delaware            68,563.02          11.99%              68,563.02
c/o Karen L. Clark
Smith Fought Bunker & Hume PC
2301 Mitchell Park Drive
Petoskey, MI  49770-9600
                                     Touchstone Emerging Growth Class C      New Emerging Growth Class C
                                     -----------------------------------------------------------------------
WSLAC                                   136,385.69          63.14%             136,385.69

                                     Touchstone International Equity         New International Equity Class A
                                                Class A
                                     -----------------------------------------------------------------------
WSLAC                                   286,212.90          55.71%             286,212.90

                                     Touchstone International Equity         New International Equity Class C
                                                Class C
                                     -----------------------------------------------------------------------
WSLAC                                   285,251.69          75.51%             285,251.69

                                     Touchstone Value Plus Class A           New Value Plus Class A
                                     -----------------------------------------------------------------------
WSLIC                                 2,506,836.24          93.45%           2,506,836.24

                                     Touchstone Value Plus Class C           New Value Plus Class C
                                     -----------------------------------------------------------------------
WSLIC                                    25,000.00          48.66%              25,000.00

NFSC FEBO #                              11,979.10          23.32%              11,979.10
NFSC/FMTC IRA Rollover
FBO Richard Gum
210 Gull Road
Ocean City, NJ  08226-4529

NFSC FEBO #                               4,545.46           8.85%               4,545.46
Mike Easterwood, Trustee
Waymatic Inc.
Pension Plan & Trust
PO Box 5320
South Fulton, TN  38257-0320
                                     Touchstone Growth & Income Class A      New Value Plus Class A
                                     -----------------------------------------------------------------------
WSLIC                                   345,421.38          41.88%

                                     Touchstone Growth & Income Class C      New Value Plus Class C
                                     -----------------------------------------------------------------------
WSLAC                                    14,215.71           9.98%              14,215.71

Sparrow Construction Co. Inc.             8,633.64           6.06%               8,633.64
PO Box 33609
3815 Hillsbourough Street
Raleigh, NC  27607-5236
                                     Touchstone Growth & Income Class Y      New Value Plus Class Y
                                     -----------------------------------------------------------------------
WSLIC Separate Account A++                  #                1.00%              Not Applicable

*The address of WSLAC and WSLIC is 400 Broadway, Cincinnati, OH 45202. Each of WSLAC and WSLIC is organized under the laws of the State of Ohio.

**Touchstone Advisors or one of its affiliates will be the initial shareholder of each New Fund and will own 100% of the outstanding shares of each New Fund immediately before the reorganization is effected.

++ The Western and Southern Life Insurance Company Separate Account A is the only shareholder of Class Y shares of Touchstone Growth & Income Fund. This shareholder has informed Touchstone Advisors that it intends to redeem its shares of the Touchstone Growth & Income Fund before the completion of the reorganization. Therefore, no Class Y shares of the New Value Plus Fund will be issued in the reorganization.

SHARE OWNERSHIP OF TRUSTEES AND OFFICERS

     The following table shows information about the record ownership of shares of the Touchstone Funds by the Trustees and officers of Touchstone Series Trust and the Trustees and officers of Countrywide Strategic Trust as a group on ___________, 2000.

                                                   Class A                                Class C
                                    ------------------------------------------------------------------------------
     Fund                                Shares                %                 Shares                %
     -------------------------------------------------------------------------------------------------------------
     Touchstone Emerging Growth
     Fund

     Touchstone International
     Equity Fund

     Touchstone Value Plus Fund

     Touchstone Growth & Income
     Fund

VOTING BY AFFILIATED PERSONS

     Western-Southern Life Assurance Company or The Western and Southern Life Insurance Company, each an affiliate of Touchstone Advisors, Fort Washington Investment Advisors and Countrywide Investments, owns more than 5% of the outstanding shares of each Touchstone Fund. Therefore, Western-Southern Life Assurance Company or The Western and Southern Life Insurance Company arguably could have the ability to influence the proposed reorganization based on its ownership of shares of the Touchstone Funds.

     To address the policy concerns underlying Section 17(a) of the Investment Company Act of 1940 and Rule 17a-8 promulgated under the Act with respect to the influence of persons that are affiliated persons of an investment company due to share ownership and are also affiliated persons of the investment advisor to the investment company, each of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company has agreed to vote the shares of each Touchstone Fund that it owns in the same proportion as the vote of all other shareholders of the relevant Touchstone Fund. This method of voting will effectively allow the shareholders, other than Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, to approve or disapprove the proposed reorganization and ensures that neither Western-Southern Life Assurance Company nor The Western and Southern Life Insurance Company improperly influences Touchstone Series Trust, any Touchstone Fund or the terms of the proposed reorganization.

PROXY SOLICITATION

     In addition to this solicitation of proxies by use of the mails, employees of Touchstone Advisors or its affiliates may solicit proxies personally or by telephone.

     Touchstone Advisors or its affiliates will pay the cost of the proxy solicitation, the special meeting, the reorganization of the Touchstone Funds and the consolidation of the Touchstone and Countrywide complexes. Touchstone Advisors or its affiliates will also reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares of the Touchstone Funds.

ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

     If you have questions about the proposed reorganization or would like to request a copy of any prospectus, statement of additional information, annual report, semi-annual report or other document mentioned in this Proxy Statement/Prospectus, please contact us at 311 Pike Street, Cincinnati, OH 45202 or call 800-669-2796 to talk to a shareholder service representative.

ADDITIONAL INFORMATION ABOUT NEW FUNDS AND COUNTRYWIDE STRATEGIC TRUST

     PORTFOLIO MANAGEMENT. Each New Fund will be a "duplicate" of a Touchstone Fund that is described in more detail in the prospectus of Touchstone Series Trust dated May 1, 1999 (the "Touchstone Prospectus) that accompanies this Proxy Statement/Prospectus. The Touchstone Prospectus contains information about the following topics for each Touchstone Fund in the location indicated. Except as modified in this Proxy Statement/Prospectus, the information in the Touchstone Prospectus about the Touchstone Fund will apply to the corresponding New Fund because each New Fund will be managed in the same manner as the applicable Touchstone Fund.

Topic                                           Location in Touchstone Prospectus
------------------------------------------------------------------------------------
Investment objectives, principal investment     Touchstone Emerging Growth Fund
strategies and related risks                    Touchstone International Equity Fund
                                                Touchstone Value Plus Fund
 ....................................................................................

Risk return chart                               Touchstone Emerging Growth Fund
                                                Touchstone International Equity Fund
                                                Touchstone Value Plus Fund
 ....................................................................................

                                       30

Fee table                                       Touchstone Emerging Growth Fund
                                                Touchstone International Equity Fund
                                                Touchstone Value Plus Fund
 ....................................................................................

Investment adviser                              The Fund's Management
 ....................................................................................

Portfolio manager                               The Fund's Management
 ....................................................................................

Dividends and distributions                     Distributions and Taxes
 ....................................................................................

Tax consequences                                Distributions and Taxes
 ....................................................................................

Financial highlights                            Financial Highlights
 ....................................................................................

     Management's discussion of each Touchstone Fund's performance is contained in the 1999 Annual Report to Shareholders of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     SHAREHOLDER INFORMATION. Each New Fund will be a series of Countrywide Strategic Trust. The prospectus of Countrywide Strategic Trust dated August 1, 1999 (the "Countrywide Prospectus) that accompanies this Proxy Statement/Prospectus contains shareholder information about the following topics in the location indicated. Except as modified by the information in Appendix B to this Proxy Statement/Prospectus, the shareholder information in the Countrywide Prospectus will apply to the New Funds.

Topic                                      Location in Countrywide Prospectus
--------------------------------------------------------------------------------

Price of Fund Shares                       Calculation of Share Price and Public
                                           Offering Price
 ................................................................................

Purchase of Fund Shares                    How to Purchase Shares
                                           How to Exchange Shares
 ................................................................................

Redemption of Fund Shares                  How to Redeem Shares
                                           How to Exchange Shares
 ................................................................................

Sales Loads                                How to Purchase Shares
 ................................................................................

Rule 12b-1 Fees                            Distribution Plans
 ................................................................................

ADDITIONAL INFORMATION ABOUT COUNTRYWIDE STRATEGIC TRUST, TOUCHSTONE FUNDS AND TOUCHSTONE SERIES TRUST

     Additional information about Countrywide Strategic Trust is contained in the Countrywide Prospectus, which accompanies this Proxy Statement/Prospectus, and a Statement of Additional Information dated August 1, 1999.

     Additional information about the Touchstone Funds and Touchstone Series Trust is contained in the Touchstone Prospectus, which accompanies this Proxy Statement/Prospectus, and a Statement of Additional Information dated May 1, 1999.

ACCOMPANYING DOCUMENTS

     This Proxy Statement/Prospectus is accompanied by the following documents:

     o Prospectus of Touchstone Series Trust (Touchstone Family of Funds) dated May 1, 1999, as supplemented on [supplement dates]
     o    Annual Report of Touchstone Series Trust--December 3,1 999
     o    Prospectus  of  Countrywide  Strategic  Trust (Equity Fund and Utility
          Fund) dated August 1, 1999, as supplemented on December 1, 1999
     o    Annual Report of Countrywide Strategic Trust--March 31, 1999

INFORMATION AVAILABLE FROM THE COMMISSION

     COUNTRYWIDE STRATEGIC TRUST. Countrywide Strategic Trust has filed with the Commission a Registration Statement on Form N-14 under the Securities Act of 1933, as amended, with respect to the shares of New Emerging Growth Fund, New International Equity Fund and New Value Plus Fund offered by this Prospectus. As permitted by the rules and regulations of the Commission, this Proxy Statement/Prospectus and the accompanying Statement of Additional Information omit certain information, exhibits and undertakings contained in the Registration Statement.

     TOUCHSTONE SERIES TRUST AND COUNTRYWIDE STRATEGIC TRUST. Touchstone Series Trust and Countrywide Strategic Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and file reports and other information with the Commission.

     HOW TO OBTAIN INFORMATION FROM THE COMMISSION. You can inspect and copy reports, proxy statements and other information filed with the Commission at the Public Reference Facilities of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, as well as the following regional offices: Seven World Trade Center, 13th Floor, New York, New York 10048; and CitiCorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. You can obtain copies of this material at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

     A Statement of Additional Information, dated ________, 2000, relating to the proposed reorganization described in this Proxy Statement/Prospectus has been filed with the Commission and is incorporated by reference herein. You can obtain a copy of this SAI without charge by writing to Countrywide Strategic Trust at 312 Walnut Street, Cincinnati OH 45202 or by calling 800-543-0407

     Touchstone Series Trust's current Prospectus and Statement of Additional Information, both dated May 1, 1999, as supplemented to date, have been filed with the Commission as part of

Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A (1933 Act File No. 033-75764 and 1940 Act File No. 811-08380) and are incorporated by reference herein.

     Countrywide Strategic Trust's current Prospectus and Statement of Additional Information, both dated August 1, 1999, as supplemented to date, have been filed with the Commission as part of Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (1933 Act File No. 002-80859 and 1940 Act File No. 811-03651) and are incorporated by reference herein.

                 ----------------------------------------------

     All information contained in this Proxy Statement/Prospectus relating to Touchstone Series Trust and/or the Touchstone Funds has been supplied by Touchstone Series Trust, and all information relating to Countrywide Strategic Trust and/or the New Funds has been supplied by Countrywide Strategic Trust.

     No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus in connection with the offer contained in this Proxy Statement/Prospectus. You should not rely on any information or representations other than those contained in this Proxy Statement/Prospectus or in other filings made by Touchstone Series Trust or Countrywide Strategic Trust with the Commission. This Proxy Statement/Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it would be unlawful to make an offer.

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1
CONSOLIDATION OF TOUCHSTONE AND COUNTRYWIDE COMPLEXES..........................1
   Reorganization of Funds.....................................................1
   [Aspects of the Consolidation]..............................................2
   Name Changes................................................................2
   New Funds...................................................................2
   Advisors and Sub-Advisors...................................................2
   Consolidated Complex........................................................3
   Proxy Statement/Prospectus for the Proposed Mergers.........................3
RECOMMENDATION OF THE BOARD OF TRUSTEES........................................3
EXPENSE INFORMATION............................................................4
   Fees and Expenses...........................................................4
   Notes to Fee and Expense Tables.............................................6
   Examples--Cost of a $10,000 Investment......................................7
SUMMARY........................................................................8
   Proposed Reorganization of Touchstone Funds.................................8
   Comparison of Touchstone Emerging Growth Fund
      to New Emerging Growth Fund..............................................9
   Comparison of Touchstone International Equity Fund
      to New International Equity Fund........................................10
   Comparison of Touchstone Value Plus Fund to New Value Plus Fund............12
   Comparison of Touchstone Growth & Income Fund to New Value Plus Fund.......13
   Comparison of Purchase, Redemption and Exchange Procedures.................15
   Tax Consequences...........................................................16
   Principal Risks of Investing in New Funds..................................16
THE PROSPOSED REORGANIZATION..................................................16
   Reasons for the Reorganization.............................................16
   Agreement and Plan of Reorganization.......................................18
   Section 17(b) Exemptive Order..............................................19
TAX CONSIDERATIONS............................................................20
CAPITALIZATION................................................................21
DESCRIPTION OF SHARES OF NEW FUNDS............................................21
COMPARISON OF SHAREHOLDER RIGHTS..............................................23
   General....................................................................23
   Trustees...................................................................23
   Voting Rights..............................................................24
   Liquidation or Dissolution.................................................24
   Indemnification of Trustees and Officers...................................24
   Shareholder Liability......................................................25
   Rights of Inspection.......................................................25
VOTING INFORMATION............................................................25
   Solicitation of Proxies....................................................25
   Quorum.....................................................................26
   Voting Procedures..........................................................26
SHARE OWNERSHIP...............................................................27

   Affiliated Shareholders and 5% Shareholders................................27
   Share Ownership of Trustees and Officers...................................29
   Voting by Affiliated Persons...............................................29
   Proxy Solicitation.........................................................30
ADDITIONAL INFORMATION........................................................30
   Shareholder Inquiries......................................................30
   Additional Information about New Funds and Countrywide Strategic Trust.....30
   Additional Information about Countrywide Strategic Trust,
      Touchstone Funds and Touchstone Series Trust............................31
   Accompanying Documents.....................................................32
   Information Available from the Commission..................................32
   Incorporation of Certain Documents by Reference............................32

                           COUNTRYWIDE STRATEGIC TRUST
                                312 Walnut Street
                             Cincinnati, Ohio 45202
                                  800-543-0407

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH ___, 2000

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Proxy Statement/Prospectus dated March ___, 2000 You can obtain a copy of the Proxy Statement/Prospectus by contacting us at the above address or telephone number.

                                TABLE OF CONTENTS

Statement of Additional Information of Countrywide Strategic Trust -- August 1, 1999

Statement of Additional Information of Touchstone Series Trust -- May 1, 1999

Annual Report of Countrywide Strategic Trust -- March 31, 1999

Semi-Annual Report of Countrywide Strategic Trust -- September 30, 1999

Annual Report of Touchstone Series Trust -- December 31, 1999

Pro Forma Financial Information as of ___________, 1999


        ----------------------------------------------------------------

     Each of the documents listed in the Table of Contents accompanies and is incorporated by reference into this Statement of Additional Information.

     Financial Statements for the Emerging Growth Fund, International Equity Fund and Value Plus Fund of Countrywide Strategic Trust are not included because they have not yet commenced operations.

                       Statement of Additional Information
                of Countrywide Strategic Trust -- August 1, 1999

                            To be filed by amendment

                       Statement of Additional Information
                   of Touchstone Series Trust -- May 1, 1999

                            To be filed by amendment

         Annual Report of Countrywide Strategic Trust -- March 31, 1999

                            To be filed by amendment

     Semi-Annual Report of Countrywide Strategic Trust -- September 30, 1999

                            To be filed by amendment

          Annual Report of Touchstone Series Trust -- December 31, 1999

                            To be filed by amendment

             Pro Forma Financial Information as of ___________, 1999

                            To be filed by amendment

                           PART C -- OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     The information required by this Item 15 is hereby incorporated by reference from Item 25 in Post-Effective Amendment No. 38 to Registrant's Registration Statement filed with the Commission on July 30, 1999 (File Nos. 002-80859 and 811-03651).

ITEM 16.  EXHIBITS

     (1)  CHARTER

          Registrant's Restated Agreement and Declaration of Trust with Amendment No. 1, dated May 24, 1994, Amendment No. 2, dated February 28, 1997 and Amendment No. 3, dated August 11, 1997, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 36, are hereby incorporated by reference.

     (2)  BYLAWS

          Registrant's Bylaws with Amendments adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 36, are hereby incorporated by reference.

     (3)  VOTING TRUST AGREEMENTS

          Not Applicable.

     (4)  AGREEMENT OF REORGANIZATION

          Agreement and Plan of Reorganization between Registrant and Touchstone Series Trust is filed herewith.

     (5)  INSTRUMENTS DEFINING SHAREHOLDER RIGHTS

          The information required by this Item 16(5) is hereby incorporated by reference from Item 23(c) in Post-Effective Amendment No. 38 to Registrant's Registration Statement filed with the Commission on July 30, 1999 (File Nos. 002-80859 and 811-03651).

     (6)  INVESTMENT ADVISORY CONTRACTS

          (a)  Registrant's   Investment   Advisory  Agreement  with  Touchstone
               Advisors, Inc. will be filed by amendment.

          (b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Utility Fund will be filed by amendment.

          (c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Equity Fund will be filed by amendment.

          (d) Sub-Advisory Agreement between Touchstone Advisors, Inc. and David L. Babson & Company, Inc. for the Emerging Growth Fund will be filed by amendment.

          (e) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. for the Emerging Growth Fund will be filed by amendment.

          (f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Credit Suisse for the International Equity Fund will be filed by amendment.

          (g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Value Plus Fund will be filed by amendment.

          (h) Sub-Advisory Agreement between Touchstone Advisors, Inc and Mastrapasqua & Associates, Inc. for the Growth Value Fund will be filed by amendment.

          (i) Sub-Advisory Agreement between Touchstone Advisors, Inc and Mastrapasqua & Associates, Inc. for the Aggressive Growth Fund will be filed by amendment.

     (7)  UNDERWRITING CONTRACTS

          (a) Registrant's Underwriting Agreement with Touchstone Securities, Inc. will be filed by amendment.

          (b)  Form of Underwriter's Deal Agreement will be filed by amendment.

     (8)  BONUS OR PROFIT SHARING CONTRACTS

          None.

     (9)  CUSTODIAN AGREEMENTS

          (a) Custody Agreement with The Fifth Third Bank, the Custodian for the Utility Fund and the Equity Fund, which was filed as an Exhibit to

               Registrant's   Post-Effective   Amendment   No.   31,  is  hereby
               incorporated by reference.

          (b) Custody Agreement with Firstar Bank (formerly Star Bank), the Custodian for the Growth/Value Fund and the Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

          (c) Registrant's Custody Agreement with Investors Bank & Trust Company, the Custodian for Emerging Growth Fund, International Equity Fund and Value Plus Fund, will be filed by amendment.

     (10) RULE 12B-1 PLANS AND RULE 18F-3 PLANS

          (a) Registrant's Plans of Distribution Pursuant to Rule 12b-1, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 32, are hereby incorporated by reference.

          (b) Form of Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

          (c) Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

     (11) LEGAL OPINION

          Opinion and consent of counsel as to the legality of the securities being registered will be filed by amendment.

     (12) TAX OPINION

          Opinion and consent of counsel supporting the tax matters and consequences to shareholders will be filed by amendment.

     (13) OTHER MATERIAL CONTRACTS

          None.

     (14) OTHER OPINIONS

          Consent of ______________ will be filed by amendment. [auditors]

     (15) OMITTED FINANCIAL STATEMENTS

          None.

     (16) POWERS OF ATTORNEY

          Powers of Attorney are filed herewith.

     (17) ADDITIONAL EXHIBITS

          None.

ITEM 17.  UNDERTAKINGS

     (1)  Not Applicable.

     (2)  Not Applicable.

                                  EXHIBIT INDEX

                                                                            Page

Agreement and Plan of Reorganization

Powers of Attorney

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 20th day of January, 2000.

                                        COUNTRYWIDE STRATEGIC TRUST

                                        By: /s/ Robert H. Leshner
                                            Robert H. Leshner, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                         TITLE

/s/ Robert H. Leshner                             January 20, 2000
Robert H. Leshner                                 President and Trustee

/s/ Theresa M. Samocki                            January 20, 2000
Theresa M. Samocki                                Treasurer


William O. Coleman*                               Trustee


Phillip R. Cox*                                   Trustee


H. Jerome Lerner*                                 Trustee

/s/ Jill T. McGruder                              January 20, 2000
Jill T. McGruder                                  Trustee


Oscar P. Robertson*                               Trustee


Nelson Schwab, Jr.*                               Trustee


Robert E. Stautberg*                              Trustee


Joseph S. Stern, Jr.*                             Trustee


*By: /s/ Jill T. McGruder                         January 20, 2000
     Jill T. McGruder
     As attorney in fact for each Trustee

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 20th day of January, 2000.

                                        COUNTRYWIDE INVESTMENT TRUST

                                        By: /s/ Robert H. Leshner
                                            Robert H. Leshner, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                         TITLE

/s/ Robert H. Leshner                             January 20, 2000
Robert H. Leshner                                 President and Trustee

/s/ Theresa M. Samocki                            January 20, 2000
Theresa M. Samocki                                Treasurer


William O. Coleman*                               Trustee


Phillip R. Cox*                                   Trustee


H. Jerome Lerner*                                 Trustee

/s/ Jill T. McGruder                              January 20, 2000
Jill T. McGruder                                  Trustee


Oscar P. Robertson*                               Trustee


Nelson Schwab, Jr.*                               Trustee


Robert E. Stautberg*                              Trustee


Joseph S. Stern, Jr.*                             Trustee


*By: /s/ Jill T. McGruder                         January 20, 2000
     Jill T. McGruder
     As attorney in fact for each Trustee